Annual Report December 31, 2001
--------------------------------------------------------------------------------

Oppenheimer

Strategic Bond Fund/VA

A Series of Oppenheimer Variable Account Funds

                                                  [logo]OppenheimerFunds(R)
                                                        The Right Way to Invest

Oppenheimer Variable Account Funds--Oppenheimer Strategic Bond Fund/VA

===============================================================================
Objective

Oppenheimer Strategic Bond Fund/VA, a series of Oppenheimer Variable Account Funds, primarily seeks a high level of current income principally derived from interest on debt securities. The Fund primarily invests in three sectors: foreign fixed income securities, U.S. Government securities and lower rated high yield domestic corporate bonds (commonly known as "junk bonds"). Investing in foreign securities entails additional expenses and risks including foreign currency fluctuations while investing in junk bonds carries a greater risk of default.

===============================================================================
Narrative by Art Steinmetz, Co-portfolio Manager

The Fund's performance during the fiscal year that ended December 31, 2001, reflected the volatile conditions in the world's fixed income markets. We attribute this, in part, to persistent economic weakness in U.S. and international markets, resulting in an investment environment that has been difficult for many of the high yielding, fixed income securities in which the Fund invests.
     However, we measure the Fund's success over full market cycles. That's because our investment approach is designed to capture compelling values in out-of-favor, income-oriented bonds and hold these securities with the expectation that they will come back into favor. While no one can accurately predict the timing of a turnaround, we are optimistic that one will occur, and that the Fund's performance should improve accordingly. In the meantime, the Fund generated an income stream that was generally greater than that of its peer group during the period.
     While U.S. Treasury and government agency securities performed well during the first half of the period in response to lower interest rates, the government agency market weakened during the second half of 2001. That's primarily because mortgage-backed securities issued by U.S. Government agencies were adversely affected by a steep increase in the amount of mortgage loan refinancings. In a lower interest rate environment, homeowners attempted to reduce their borrowing costs by prepaying their mortgages. As a result, prices of many existing mortgage-backed securities held by the Fund fell.
     High yield corporate bond prices were also adversely affected throughout the reporting period by the weakening economy and by the tragic terrorist attacks of September 11. These effects were especially severe among telecommunications companies, which represent one of the largest groups of issuers in the high yield market. On the other hand, investment-grade corporate bonds fared relatively well, benefiting from a "flight-to-quality" among investors unwilling to assume the risks of lower rated bonds in an uncertain economic environment.
     Finally, foreign bonds were hurt by slowing economies in Europe and other developed markets, and by isolated financial crises in certain emerging markets. For example, severe fiscal problems in Argentina during the second half of the period in 2001 caused the country's bond prices to fall sharply. While the Fund did not own material amounts of Argentine bonds, other countries in which the Fund also invests were affected by the difficulties in Argentina.
     As mentioned earlier, we attempted during the second half of the period to improve the Fund's overall credit quality in order to protect its share price from the full brunt of the bond market's short-term, cyclical problems. As part of that effort, we reduced the Fund's exposure to the emerging markets, including virtually eliminating our holdings of Argentine bonds. Instead, we focused on carefully selected markets in Asia, Eastern Europe, the Middle East and Africa.
    Our shift to a more defensive position also included reducing our holdings of high yield corporate bonds, especially within the telecommunications group. Although our holdings of bonds issued by wireless telecom companies performed better than the telecommunications sector overall, we sold many of those bonds to take advantage of more attractive opportunities in other areas, such as the basic materials group, financial services firms and gaming companies.

In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be more or less than the results shown. Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

2                     Oppenheimer Strategic Bond Fund/VA

Oppenheimer Variable Account Funds--Oppenheimer Strategic Bond Fund/VA

===============================================================================
In addition, we recently increased the Fund's holdings of mortgage-backed securities. In our view, investors' concerns about prepayment risk have been overstated, producing attractive values in high quality bonds. As prepayment concerns ease, we believe that these securities will command higher prices.
     The current economic downturn, while unsettling to many investors, has given us the opportunity to purchase high yielding bonds at what we think are bargain prices. Indeed, a look at past periods of economic weakness suggests that the bond market tends to "overshoot" when the news is bad and that it subsequently rebounds to more normal price levels as the economy recovers. While there is no guarantee that the market will repeat this pattern of behavior, we believe that it will. In our view, lower interest rates and the recent tax cuts should fuel a resurgence of economic growth and a recovery of the credit-sensitive bond market sectors in which the Fund invests.
     The tragic events of September 11 caused disruptions in the global bond markets that we believe are temporary. The Fed has injected considerable amounts of liquidity into the U.S. financial system in an effort to ensure the continued good health of the world's financial markets and to stimulate economic growth. The addition of liquidity caused short-term bond yields to fall and long-term yields to rise. This phenomenon, known as a steepening yield curve, has historically been a harbinger of greater economic growth. While the terrorist attacks may prolong the current period of economic weakness by a quarter or two, we do not believe that these events have eradicated chances for a recovery.
     Accordingly, we urge our shareholders to maintain a long-term perspective, just as we do, and to judge the Fund's performance over full market cycles. A long-term perspective is not just a basic principle of successful investing. It is central to what makes Oppenheimer Strategic Bond Fund/VA part of The Right Way to Invest.
-------------------------------------------------------------------------------
Management's discussion of performance. During the fiscal year that ended December 31, 2001, Oppenheimer Strategic Bond Fund/VA's performance was strongly influenced by worsening economic conditions in the U.S. and countries around the world, including the effects of the September 11 terrorist attacks on the World Trade Center and the Pentagon. The economic slowdown and lower corporate earnings especially affected the U.S. high yield corporate bond market, where prices remained volatile. Weakening economies in developed markets and isolated financial crises in the emerging markets hurt international bonds. Prices of U.S. Government mortgage securities declined during the second half of the period in 2001 primarily because of rising prepayment risks in a lower interest rate environment. In this challenging investment climate, the portfolio managers attempted to establish a more defensive position for the Fund.
-------------------------------------------------------------------------------
Comparing the Fund's performance to the market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2001. In the case of Non-Service shares, performance is measured since inception of the class on 5/3/93. In the case of Service shares, performance is measured from inception of the class on 3/19/01. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
     The Fund's performance is compared to the performance of both Lehman Brothers Aggregate Bond Index and Salomon Brothers World Government Bond Index. The Lehman Brothers Aggregate Bond Index is a broad-based, unmanaged index of U.S. corporate bond issues, U.S. Government securities and mortgage-backed securities, widely recognized as a measure of the performance of the domestic debt securities market. The Salomon Brothers World Government Bond Index is an unmanaged index of fixed rate bonds having a maturity of one year or more, and is widely recognized as a benchmark of fixed income performance on a worldwide basis. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices and may include below-investment-grade obligations, which carry a greater risk of default.

                      Oppenheimer Strategic Bond Fund/VA                      3

Oppenheimer Variable Account Funds--Oppenheimer Strategic Bond Fund/VA

Non-Service Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[line chart]

       OVAF/Oppenheimer          Lehman        Salomon
          Strategic             Brothers      Brothers
         Bond Fund/VA          Aggregate   World Government
       Non-Service Shares      Bond Index    Bond Index
05/03/93    10000                10000          10000
06/30/93    10020                10194          10079
09/30/93    10120                10460          10535
12/31/93    10425                10466          10530
03/31/94    10040                10166          10531
06/30/94    10070                10062          10601
09/30/94    10215                10123          10726
12/31/94    10032                10161          10777
03/31/95    10207                10674          11955
06/30/95    10809                11324          12593
09/30/95    11105                11546          12461
12/31/95    11569                12038          12829
03/31/96    11758                11825          12588
06/30/96    12048                11892          12640
09/30/96    12516                12112          12984
12/31/96    12966                12475          13293
03/31/97    12960                12406          12744
06/30/97    13480                12861          13130
09/30/97    13932                13289          13297
12/31/97    14095                13680          13324
03/31/98    14446                13893          13429
06/30/98    14560                14217          13696
09/30/98    14248                14818          14837
12/31/98    14503                14868          15364
03/31/99    14523                14794          14771
06/30/99    14523                14664          14262
09/30/99    14553                14764          14908
12/31/99    14913                14746          14708
03/31/00    15077                15071          14734
06/30/00    15175                15334          14712
09/30/00    15338                15796          14326
12/31/00    15306                16460          14942
03/31/01    15616                16960          14487
06/30/01    15492                17056          14260
09/30/01    15387                17842          15281
12/31/01    16047                17850          14794

[end line chart]

Average Annual Total Return of Non-Service shares of the Fund at 12/31/01
1-Year 4.85%    5-Year 4.36%     Since Inception 5.61%

Service Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[line chart]

       OVAF/Oppenheimer          Lehman        Salomon
          Strategic             Brothers      Brothers
         Bond Fund/VA          Aggregate   World Government
       Service Shares         Bond Index    Bond Index
03/19/01   10000                10000          10000
03/31/01    9914                10000          10000
06/30/01    9871                10056           9843
09/30/01    9784                10520          10548
12/31/01   10194                10525          10212

[end line chart]

Cumulative Total Return of Service shares of the Fund at 12/31/01
Since Inception 1.94%

Because of ongoing market volatility, the Fund's performance has been subject to fluctuations and current performance may be less than the results shown. For updates on the Fund's performance, please call us at 1.800.981.2871. Past performance is not predictive of future performance. The inception dates of the Fund were 5/3/93 for the Non-Service shares and 3/19/01 for its Service class. The performance information in the graphs for both indices begins on 4/30/93 in the first graph and on 3/31/01 for the second graph.
Total returns include changes in net asset value per share and do not include the charges associated with the separate account products which offer this Fund. Such performance would have been lower if such charges were taken into account. Graphs are not drawn to same scale.
Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions. An explanation of the calculation of the performance is in the Statement of Additional Information.

4                     Oppenheimer Strategic Bond Fund/VA

Statement of Investments  December 31, 2001

                                                                                 Principal       Market Value
                                                                                 Amount          See Note 1
=============================================================================================================
Asset-Backed Securities--3.1%
-------------------------------------------------------------------------------------------------------------
American Money Management Corp., Commercial Debt Obligations Sub. Bonds,
Series I, Cl. D1, 13.602%, 1/15/12(1)                                            $   200,000     $    200,000
-------------------------------------------------------------------------------------------------------------
Conseco Finance, Home Equity Loan Pass-Through Certificates,
Series 2001-D, Cl. M2, 3.83%, 11/15/32(2)                                          3,000,000        2,962,500
-------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Collateral Obligations,
Series 2000-A, Cl. B, 3%, 8/15/25(1)(2)                                            1,829,916        1,426,763
-------------------------------------------------------------------------------------------------------------
Impac Secured Assets CMN Owner Trust, Home Equity Collateralized Mtg.
Obligations, Series 2001-5, Cl. M1, 7.25%, 8/25/31                                 2,197,000        2,184,235
-------------------------------------------------------------------------------------------------------------
LBFTC I, Home Equity Collateralized Mtg. Obligations,
Series 2000-1A, Cl. D, 10%, 2/25/30(3)                                                19,597           19,273
-------------------------------------------------------------------------------------------------------------
Lehman ABS Manufactured Housing Contract, Commercial Mtg. Pass-Through
Certificates, Series 2001-B, Cl. A4, 5.27%, 9/15/18                                3,000,000        2,950,312
-------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations,
Series 1999-I, Cl. ECFD, 8.75%, 12/25/28                                             108,203           99,649
-------------------------------------------------------------------------------------------------------------
Option One Mortgage Securities Corp., Home Equity Collateralized
Mtg. Obligations, Series 1999-1, Cl. CTFS, 10.06%, 3/26/29(1)                        140,582          133,444
-------------------------------------------------------------------------------------------------------------
Principal Residential Mortgage Capital Resources Trust,
Real Estate Mtg. Investment Conduit Participation Certificates,
Series 2000-1, Cl. B, 3.752%, 6/20/05(1)(2)                                        1,000,000          993,438
                                                                                                 ------------
Total Asset-Backed Securities (Cost $11,481,576)                                                   10,969,614
=============================================================================================================
Mortgage-Backed Obligations--51.9%
-------------------------------------------------------------------------------------------------------------
Government Agency--41.8%
-------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--35.7%
Federal Home Loan Mortgage Corp., 11%, 11/1/14                                       295,364          329,480
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg. Participation
Certificates, Series 151, Cl. F, 9%, 5/15/21                                         454,261          479,245
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 11.369%, 2/1/28(4)                                            11,981,116        2,817,434
Series 194, Cl. IO, 3.585%, 4/1/28(4)                                             35,575,073        8,771,479
Series 208, Cl. IO, 13.349%, 6/1/30(4)                                            12,485,143        2,692,109
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 2/25/30(5)                                                                    19,500,000       19,067,295
6.50%, 1/25/28(5)                                                                 83,900,000       83,900,000
6.50%, 5/1/29                                                                      1,210,338        1,214,139
7.50%, 8/1/25                                                                        233,022          242,066
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Trust 1993-202, Cl. PH, 6.50%, 2/25/22(6)                                          4,500,000        4,678,560
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security,
Trust 294, Cl.2,(1.026)%, 2/1/28(4)                                                1,513,361          343,107
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Trust 1999-29, Cl. D, 6.50%, 12/25/26             855,761          875,282
                                                                                                 ------------
                                                                                                  125,410,196

                      Oppenheimer Strategic Bond Fund/VA                      5

                                                                                   Principal      Market Value
                                                                                   Amount         See Note 1
--------------------------------------------------------------------------------------------------------------
GNMA/Guaranteed--6.1%
Government National Mortgage Assn.:
7%, 3/15/28-7/15/28                                                                $9,396,261      $ 9,619,425
7.50%, 2/15/27                                                                      1,376,856        1,429,631
7.625%, 11/20/25                                                                       76,203           78,371
8%, 11/15/25-5/15/26                                                                1,361,978        1,435,580
--------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Gtd. Multiclass Mtg
Participation Certificates, Series 1999-27, Cl. PQ, 7.50%, 8/16/28                  8,220,125        8,756,981
                                                                                                   -----------
                                                                                                    21,319,988
--------------------------------------------------------------------------------------------------------------
Private--10.1%
--------------------------------------------------------------------------------------------------------------
Commercial--6.1%
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. G, 7%, 6/17/29(1)                      100,000           88,899
--------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1996-MD6, Cl. A7, 7.69%, 11/13/26(2)                                         2,000,000        1,820,625
Series 1997-D4, Cl. B1, 7.525%, 4/14/29(2)                                            375,000          303,691
Series 1997-D5, Cl. B1, 6.93%, 2/14/41                                                300,000          163,500
Series 1997-D5, Cl. B2, 6.93%, 2/14/41                                              1,250,000          550,488
--------------------------------------------------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through
Certificates, Series 1994-C1, Cl.2G, 8.70%, 9/25/25(1)                                153,594          153,114
--------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
Series 1997-CHL1, Cl. D,8.111%, 5/25/08(1)(2)                                         350,000          320,141
Series 1997-CHL1, Cl. E,8.111%, 2/25/11(1)(2)                                         600,000          466,500
--------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates, Series 1997-C2, Cl. F, 7.50%, 9/18/15      225,000          180,668
--------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Collateralized Mtg. Obligations,
Series 1998-C1, Cl. E, 7.096%, 3/15/11(2)                                             800,000          794,000
--------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Interest-Only Stripped
Mtg.-Backed Security Pass-Through Certificates,
Series 1997-C1, Cl. X, 8.292%, 7/15/27(4)                                           3,613,318          243,052
--------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through Certificates:
Series 1997-C1, Cl. G, 7.414%, 11/15/11                                               440,000          347,119
Series 1997-C2, Cl. F, 6.75%, 4/16/29                                                 250,000          143,662
--------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates,
Series 1995-C2, Cl. D, 7.603%, 6/15/21(2)                                             245,873          256,969
--------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. E, 7.377%, 3/15/06(1)(2)                                          553,342          526,722
Series 1996-C1, Cl. F, 7.377%, 2/15/28(2)(3)                                          162,744          129,831
Series 1997-HF1, Cl. F, 6.86%, 2/15/10(3)                                             150,000          132,281
Series 1997-RR, Cl. D, 7.751%, 4/30/39(2)(3)                                          450,024          389,302
Series 1997-RR, Cl. E, 7.751%, 4/30/39(2)(3)                                          300,016          219,620
Series 1997-RR, Cl. F, 7.751%, 4/30/39(2)(3)                                          600,032          367,841
Series 1997-XL1, Cl. G, 7.695%, 10/3/30(3)                                            390,000          349,030
Series 1998-HF1, Cl. F, 7.18%, 12/15/09(3)                                          1,500,000        1,335,858
--------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1996-MC2, Cl. F, 5.75%, 12/21/26                                             4,350,000        3,673,031
Series 1997-MC1, Cl. F, 7.452%, 5/20/07(3)                                             63,720           56,153
--------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through Certificates,
Series 1996-MC1, Cl. G, 7.15%, 6/15/06(3)                                           1,800,000        1,633,043

6                     Oppenheimer Strategic Bond Fund/VA

                                                                                  Principal       Market Value
                                                                                  Amount          See Note 1
--------------------------------------------------------------------------------------------------------------
Commercial (continued)
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2,7.306%, 10/6/15                      $4,000,000      $  4,311,250
--------------------------------------------------------------------------------------------------------------
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1994-C2, Cl. E, 8%, 4/25/25(1)                                                306,776           306,729
Series 1995-C1, Cl. F, 6.90%, 2/25/27                                                 50,463            49,997
--------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1996-C1, Cl. F, 8.877%, 1/20/28(2)               1,000,000           814,688
--------------------------------------------------------------------------------------------------------------
Strategic Hotel Capital, Inc., Commercial Mtg. Obligations,
Series 2001-SCH1, Cl. E, 4.096%, 4/17/06(1)(2)                                     1,496,869         1,409,864
--------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Multiclass Pass-Through Certificates,
Series 1995-C4, Cl. E, 8.994%, 6/25/26(1)(2)                                         100,078           100,704
                                                                                                  ------------
                                                                                                    21,638,372
--------------------------------------------------------------------------------------------------------------
Residential--4.0%
Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
Series 2001-GE4, Cl. A, 6%, 10/25/30                                               1,911,932         1,845,015
--------------------------------------------------------------------------------------------------------------
Norwest Asset Securities Corp., Collateralized Mtg. Obligations,
Mtg. Pass-Through Certificates, Series 1999-20, Cl. A13, 6.75%, 8/25/29            6,000,000         6,129,360
--------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1996-B, Cl.1, 7.11%, 4/25/26(1)(2)                 337,747           241,490
--------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations,
Series 2001-1, Cl. A, 7.50%, 7/25/30(1)                                              803,743           799,725
--------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust, Commercial Mtg. Obligations,
Series 2001-S9, Cl. A12, 6.75%, 9/25/31                                            4,952,698         5,022,346
                                                                                                  ------------
                                                                                                    14,037,936
                                                                                                  ------------
Total Mortgage-Backed Obligations (Cost $183,372,120)                                              182,406,492
==============================================================================================================
U.S. Government Obligations--1.0%
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                                      790,000           779,138
8.875%, 2/15/19                                                                      735,000           986,278
11.875%, 11/15/03(7)                                                                 500,000           580,469
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
6.50%, 2/15/10                                                                       650,000           714,290
6.75%, 5/15/05                                                                       300,000           326,274
                                                                                                  ------------
Total U.S. Government Obligations (Cost $3,259,131)                                                  3,386,449
==============================================================================================================
Foreign Government Obligations--23.4%
--------------------------------------------------------------------------------------------------------------
Argentina--0.6%
Argentina (Republic of) Bonds:
11.375%, 3/15/10                                                                   1,065,000           271,575
11.75%, 6/15/15                                                                    2,095,000           549,937
Series 2008, 7%, 12/19/08                                                            310,000            84,475
Series 2018, 12.25%, 6/19/18                                                       1,698,000           411,765
--------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds, 6%, 3/31/23(2)                                    940,000           405,375
--------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Bonds, 12.375%, 2/21/12                               360,000            90,900
--------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsec. Unsub. Nts., 11.75%, 4/7/09                           845,000           221,812
--------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Unsub. Bonds, Series 2031, 2.64%, 6/19/31                    434,600            96,698
--------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
Series PBA1, 2.629%, 4/1/07(1)(2)(ARP)                                               141,569            30,882
                                                                                                  ------------
                                                                                                     2,163,419

                      Oppenheimer Strategic Bond Fund/VA                      7

                                                                                       Principal     Market Value
                                                                                       Amount        See Note 1
-----------------------------------------------------------------------------------------------------------------
Austria--0.7%
Austria (Republic of) Bonds, Series 99 4, 5.50%, 1/15/10(EUR)                           2,780,000     $ 2,539,286
-----------------------------------------------------------------------------------------------------------------
Belgium--0.8%
Belgium (Kingdom of) Bonds, Series 35, 5.75%, 9/28/10(EUR)                              2,910,000       2,711,289
-----------------------------------------------------------------------------------------------------------------
Brazil--6.6%
Brazil (Federal Republic of) Bonds:
8.875%, 4/15/24                                                                         4,536,000       3,027,780
12.25%, 3/6/30                                                                          2,725,000       2,354,400
Series 15 yr., 3.25%, 4/15/09(2)                                                          494,117         395,294
Series RG, 3.25%, 4/15/09(2)                                                              445,588         356,471
-----------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20 yr., 8%, 4/15/14(10) 14,407,497      11,129,791
-----------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Conversion Bonds:
Series 18 yr., 3.25%, 4/15/12(2)                                                          730,000         516,475
Series D, 3.25%, 4/15/12(2)                                                               555,000         392,663
-----------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible Interest Bonds, 3.188%, 4/15/06(2)                  806,400         707,616
-----------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Gtd. Disc. Bonds, 3.188%, 4/15/24(2)                       1,405,000       1,022,138
-----------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsec. Unsub. Bonds:
11%, 8/17/40                                                                            1,820,000       1,405,950
11.25%, 7/26/07                                                                         1,295,000       1,230,250
-----------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Unsub. Bonds, 14.50%, 10/15/09                               690,000         739,335
                                                                                                      -----------
                                                                                                       23,278,163
-----------------------------------------------------------------------------------------------------------------
Canada--0.4%
Canada (Government of) Bonds, 5.50%, 6/1/09(CAD)                                        1,540,000         984,122
-----------------------------------------------------------------------------------------------------------------
Canada (Government of) Nts., 0.70%, 3/20/06(JPY)                                        7,000,000          54,217
-----------------------------------------------------------------------------------------------------------------
Ontario (Province of) Unsec. Unsub. Nts., 1.875%, 1/25/10(JPY)                         36,000,000         288,711
                                                                                                      -----------
                                                                                                        1,327,050
-----------------------------------------------------------------------------------------------------------------
Colombia--0.3%
Colombia (Republic of) Unsec. Unsub. Bonds:
8.375%, 2/15/27                                                                           240,000         173,400
11.75%, 2/25/20                                                                           210,000         209,475
-----------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Nts., 11.375%, 1/31/08(EUR)                          570,000         519,582
                                                                                                      -----------
                                                                                                          902,457
-----------------------------------------------------------------------------------------------------------------
Dominican Republic--0.3%
Dominican Republic Unsec. Unsub. Bonds:
9.50%, 9/27/06(3)                                                                         645,000         659,512
9.50%, 9/27/06                                                                            350,000         357,875
                                                                                                      -----------
                                                                                                        1,017,387
-----------------------------------------------------------------------------------------------------------------
Ecuador--0.3%
Ecuador (Republic of) Unsec. Bonds, 5%, 8/15/30(2)                                      2,040,000         981,240
-----------------------------------------------------------------------------------------------------------------
Finland--0.7%
Finland (Republic of) Bonds, 7.25%, 4/18/06(EUR)                                        2,600,000       2,558,374
-----------------------------------------------------------------------------------------------------------------
France--1.9%
France (Government of) Bonds, Obligations Assimilables du Tresor, 5.50%, 10/25/10(EUR)  7,370,000       6,778,802
-----------------------------------------------------------------------------------------------------------------
Germany--0.2%
Germany (Republic of) Bonds:
5.25%, 7/4/10(EUR)                                                                         20,000          18,202
Series 98, 5.25%, 1/4/08(EUR)                                                             920,000         847,347
                                                                                                      -----------
                                                                                                          865,549

8                     Oppenheimer Strategic Bond Fund/VA

                                                                                     Principal        Market Value
                                                                                     Amount           See Note 1
------------------------------------------------------------------------------------------------------------------
Great Britain--0.4%
United Kingdom Treasury Bonds, 7.75%, 9/8/06(GBP)                                        275,000       $   444,421
------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 8%, 12/7/15(GBP)                                           415,000           781,927
                                                                                                       -----------
                                                                                                         1,226,348
------------------------------------------------------------------------------------------------------------------
Guatemala--0.2%
Guatemala (Republic of) Nts., 10.25%, 11/8/11(3)                                         775,000           819,562
------------------------------------------------------------------------------------------------------------------
Hungary--0.7%
Hungary (Government of) Bonds:
Series 04/J, 8.50%, 10/12/04(HUF)                                                    305,340,000         1,122,842
Series 05/E, 9.25%, 5/12/05(HUF)                                                      57,130,000           216,501
Series 06/E, 8.50%, 5/12/06(HUF)                                                     318,870,000         1,200,025
                                                                                                       -----------
                                                                                                         2,539,368
------------------------------------------------------------------------------------------------------------------
Italy--0.1%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali, 4.25%, 11/1/09(EUR)     305,000           259,025
------------------------------------------------------------------------------------------------------------------
Ivory Coast-0.0%
Ivory Coast (Government of) Past Due Interest Bonds, Series F, 3/29/18(8)(9)(FRF)      2,892,750            62,090
------------------------------------------------------------------------------------------------------------------
Mexico--1.2%
United Mexican States Bonds:
5.01%, 12/31/19(DEM)                                                                   1,200,000           469,822
11.50%, 5/15/26                                                                          475,000           606,338
Series MTN, 8.30%, 8/15/31                                                             3,315,000         3,265,275
------------------------------------------------------------------------------------------------------------------
United Mexican States Collateralized Fixed Rate Par Bonds,
Series B, 6.25%, 12/31/19                                                                 20,000            18,525
                                                                                                       -----------
                                                                                                         4,359,960
------------------------------------------------------------------------------------------------------------------
Peru--0.4%
Peru (Republic of) Sr. Nts., Zero Coupon, 4.53%, 2/28/16(11)                           2,756,000         1,482,453
------------------------------------------------------------------------------------------------------------------
Philippines--1.0%
Philippines (Republic of) Nts.:
9.875%, 3/16/10                                                                          930,000           964,875
10.625%, 3/16/25                                                                       1,210,000         1,188,825
------------------------------------------------------------------------------------------------------------------
Philippines (Republic of) Unsec. Bonds, 9.875%, 1/15/19                                  815,000           777,306
------------------------------------------------------------------------------------------------------------------
Philippines (Republic of) Unsec. Unsub. Bonds, 9.375%, 12/7/06(1)(EUR)                   470,000           428,950
                                                                                                       -----------
                                                                                                         3,359,956
------------------------------------------------------------------------------------------------------------------
Poland--0.8%
Poland (Republic of) Bonds, Series 0506, 8.50%, 5/12/06(PLZ)                          10,830,000         2,636,117
------------------------------------------------------------------------------------------------------------------
Portugal--0.1%
Portugal (Republic of) Obrig Do Tes Medio Prazo
Unsec. Unsub. Bonds, 5.85%, 5/20/10(EUR)                                                 350,000           326,942
------------------------------------------------------------------------------------------------------------------
Russia--4.0%
Russian Federation Unsec. Unsub. Nts.:
8.25%, 3/31/10(10)                                                                       417,366           364,152
10%, 6/26/07(10)                                                                       2,395,000         2,371,050
------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Bonds, 8.25%, 3/31/10(10)                                    1,835,000         1,601,038
------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30(2)(10)                                    15,321,875         8,905,840
------------------------------------------------------------------------------------------------------------------
Russian Ministry of Finance Unsec. Debs., Series IV, 3%, 5/14/03                         765,000           693,521
                                                                                                       -----------
                                                                                                        13,935,601

                      Oppenheimer Strategic Bond Fund/VA                      9

                                                                                 Principal        Market Value
                                                                                 Amount           See Note 1
--------------------------------------------------------------------------------------------------------------
Spain--0.2%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado, 5.40%, 7/30/11(EUR)   910,000        $   823,544
--------------------------------------------------------------------------------------------------------------
Sweden--0.1%
Sweden (Kingdom of) Bonds, Series 1037, 8%, 8/15/07(SEK)                          2,630,000            286,199
--------------------------------------------------------------------------------------------------------------
The Netherlands--0.4%
Netherlands (Government of The) Bonds, 5.50%, 7/15/10(EUR)                        1,610,000          1,481,568
--------------------------------------------------------------------------------------------------------------
Turkey--0.2%
Turkey (Republic of) Bonds, 11.75%, 6/15/10(10)                                     260,000            255,450
--------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%, 1/15/30(10)                   295,000            285,413
--------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsub. Bonds, 12.375%, 6/15/09                             230,000            232,875
                                                                                                   -----------
                                                                                                       773,738
--------------------------------------------------------------------------------------------------------------
Ukraine--0.4%
Ukraine (Republic of) Sr. Unsec. Nts., 11%, 3/15/07                               1,485,200          1,419,109
--------------------------------------------------------------------------------------------------------------
Venezuela--0.4%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27                                     1,305,000            825,413
--------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Debs., Series DL, 2.875%, 12/18/07(2)                       869,751            632,744
                                                                                                   -----------
                                                                                                     1,458,157
                                                                                                   -----------
Total Foreign Government Obligations (Cost $77,982,060)                                             82,372,753
==============================================================================================================
Loan Participations--0.3%
--------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Trust III Nts., Tranche 3, 0.938%, 3/4/10(1)(2)(JPY)       26,651,526            159,760
--------------------------------------------------------------------------------------------------------------
Morocco (Kingdom of) Loan Participation Agreement,
Tranche A, 2.781%, 1/1/09(1)(2)                                                     285,535            254,127
--------------------------------------------------------------------------------------------------------------
PT Bank Ekspor Impor Indonesia Nts., Series 4 yr., 7.031%, 8/28/02(1)(2)            300,000            291,750
--------------------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust Sr. Nts., 4.03%, 4/28/02
(representing a basket of reference loans and a total return swap
between Chase Manhattan Bank and the Trust)(1)(2)                                   750,000            331,302
                                                                                                   -----------
Total Loan Participations (Cost $1,468,961)                                                          1,036,939
==============================================================================================================
Corporate Bonds and Notes--36.5%
--------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.3%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                      300,000            313,500
--------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875% Sr. Unsec. Sub. Nts., 5/1/11                             400,000            342,000
--------------------------------------------------------------------------------------------------------------
Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09                               550,000            189,750
--------------------------------------------------------------------------------------------------------------
SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B, 9/1/07              200,000            140,000
                                                                                                   -----------
                                                                                                       985,250
--------------------------------------------------------------------------------------------------------------
Chemicals--0.9%
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11(3)                         250,000            260,625
--------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                400,000            386,000
10.125% Sr. Unsec. Sub. Nts., 7/1/09(EUR)                                           300,000            235,733
Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09(11)                             750,000            191,250
--------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Bonds, 12/15/09(3)                                      200,000            201,000
--------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08(3)                                                        300,000            298,500
9.625% Sr. Sec. Nts., Series A, 5/1/07                                              400,000            405,000
10.875% Sr. Sub. Nts., 5/1/09(6)                                                    300,000            278,250

10                    Oppenheimer Strategic Bond Fund/VA

                                                                                   Principal      Market Value
                                                                                   Amount         See Note 1
--------------------------------------------------------------------------------------------------------------
Chemicals  (continued)
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                $111,000         $  110,445
--------------------------------------------------------------------------------------------------------------
OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11(3)                                    200,000            205,000
--------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07(8)(9)                         175,000             74,375
--------------------------------------------------------------------------------------------------------------
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07(8)(9)                   250,000             71,562
--------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 7/1/07(8)                   500,000            147,500
--------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts., 8/15/06(8)                                             540,000             40,500
12.375% Sr. Sec. Nts., Series B, 7/15/06(8)                                         500,000            417,500
                                                                                                    ----------
                                                                                                     3,323,240
--------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--0.6%
AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs., 7/1/09(1)(12)                        150,000             75,750
--------------------------------------------------------------------------------------------------------------
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                           100,000             95,500
--------------------------------------------------------------------------------------------------------------
Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08                             400,000             81,000
--------------------------------------------------------------------------------------------------------------
Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08(1)(8)(9)      315,000                 --
--------------------------------------------------------------------------------------------------------------
Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07(1)           200,000             69,500
--------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts., 5/1/08(1)                    200,000            205,000
--------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 9.375% Sr. Unsec. Sub. Nts., 6/1/11                         500,000            530,000
--------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06                                800,000            552,000
--------------------------------------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                 425,000            418,625
--------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(1)(8)(9)              70,000                 --
                                                                                                    ----------
                                                                                                     2,027,375
--------------------------------------------------------------------------------------------------------------
Energy--2.5%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(1)(8)(9)                        250,000             28,750
--------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125% Sr. Unsec. Nts., 4/1/11                             700,000            682,500
--------------------------------------------------------------------------------------------------------------
Clark Refining & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                    200,000            163,000
--------------------------------------------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                  400,000            377,000
--------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                        400,000            410,000
--------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09(1)                                    400,000            426,000
--------------------------------------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08(1)                560,000            394,800
--------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Trust 2001, Cl. A, 9/1/08(3)          500,000            522,500
--------------------------------------------------------------------------------------------------------------
Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08(3)                  750,000            765,000
--------------------------------------------------------------------------------------------------------------
Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09                                      400,000            426,000
--------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                   700,000            612,500
--------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                    403,000            434,232
--------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                                   625,000            662,500
--------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07                          370,000            380,175
--------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                   900,000            670,500
--------------------------------------------------------------------------------------------------------------
SESI LLC, 8.875% Sr. Unsec. Nts., 5/15/11                                           500,000            472,500
--------------------------------------------------------------------------------------------------------------
Statia Terminals International NV/Statia Terminals (Canada), Inc.,
11.75% First Mtg. Nts., Series B, 11/15/03(1)                                       175,000            181,125
--------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                                    270,000            276,750
--------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08(12)         800,000            764,000
                                                                                                    ----------
                                                                                                     8,649,832

                      Oppenheimer Strategic Bond Fund/VA                     11

                                                                                   Principal        Market Value
                                                                                   Amount           See Note 1
----------------------------------------------------------------------------------------------------------------
Financial--3.2%
AmeriCredit Corp., 9.875% Gtd. Sr. Nts., 4/15/06                                   $   600,000       $   567,000
----------------------------------------------------------------------------------------------------------------
AMRESCO, Inc.:
9.875% Sr. Sub. Nts., Series 98-A, 3/15/05(8)                                          300,000            76,500
10% Sr. Sub. Nts., Series 97-A, 3/15/04(8)                                             100,000            25,500
----------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07(1)                                                7,000             7,455
----------------------------------------------------------------------------------------------------------------
Conseco, Inc., 10.75% Sr. Unsec. Nts., 6/15/08                                         300,000           134,700
----------------------------------------------------------------------------------------------------------------
Development Bank of Japan (The), 1.75% Unsec. Nts., 6/21/10(JPY)                    20,000,000           159,309
----------------------------------------------------------------------------------------------------------------
Finova Group, Inc. (The), 7.50% Nts., 11/15/09                                         500,000           212,500
----------------------------------------------------------------------------------------------------------------
Fuji JGB Investment LLC:
9.87% Non-Cum. Bonds, Series A, 12/31/49(2)                                            165,000           127,520
9.87% Non-Cum. Bonds, Series A, 12/31/49(2)(3)                                       1,325,000         1,024,028
----------------------------------------------------------------------------------------------------------------
Gold Eagle Capital Ltd., 7.981% Sec. Nts., 4/8/02(1)(2)                                500,000           503,750
----------------------------------------------------------------------------------------------------------------
Hanvit Bank:
12.75% Unsec. Sub. Nts., 3/1/10(2)(3)                                                  115,000           128,194
12.75% Unsec. Sub. Nts., 3/1/10(2)                                                     710,000           791,458
----------------------------------------------------------------------------------------------------------------
IBJ Preferred Capital Co. (The) LLC:
8.79% Bonds, 12/29/49(2)(3)                                                          1,725,000         1,262,643
8.79% Non-Cum. Bonds, Series A, 12/29/49(2)                                            105,000            76,857
----------------------------------------------------------------------------------------------------------------
IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09(3)                               400,000           402,000
----------------------------------------------------------------------------------------------------------------
IStar Financial, Inc., 8.75% Sr. Unsec. Nts., 8/15/08                                  200,000           200,387
----------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 1.75% Bonds, 3/23/10(JPY)                          11,000,000            89,361
----------------------------------------------------------------------------------------------------------------
Korea Exchange Bank:
13.75% Unsec. Sub. Bonds, 6/30/10(2)                                                   540,000           604,800
13.75% Unsec. Unsub. Bonds, 6/30/10(2)(3)                                               30,000            33,703
----------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07                                200,000           229,000
----------------------------------------------------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts., 9/8/04(1)                                         150,000           159,750
----------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27(1)                                 150,000           120,750
----------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp., 11.875% Nts., 10/1/03                                           150,000           148,500
----------------------------------------------------------------------------------------------------------------
Oesterreichische Kontrollbank AG, 1.80% Unsec. Nts., 3/22/10(JPY)                  163,000,000         1,328,775
----------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/04(1)(8)(9)                  90,000             2,250
----------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.125% Unsec. Unsub. Nts., 10/13/10              1,750,000         1,859,375
----------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08(1)     245,000           238,875
----------------------------------------------------------------------------------------------------------------
SBS Agro Finance BV, 10.25% Bonds, 7/21/00(1)(8)(9)                                    339,000            15,255
----------------------------------------------------------------------------------------------------------------
Tokai Preferred Capital Co. LLC, 9.98% Non-Cum. Bonds, Series A, 12/29/49(2)(3)        680,000           593,052
                                                                                                     -----------
                                                                                                      11,123,247
----------------------------------------------------------------------------------------------------------------
Food & Drug--0.4%
Family Restaurants, Inc., 9.75% Sr. Nts., 2/1/02(1)(8)(9)                              500,000            22,500
----------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc.:
10.125% Sr. Unsec. Nts., 4/1/08                                                        400,000           406,000
10.625% Sr. Sub. Nts., 7/31/07                                                         300,000           288,000
10.625% Sr. Sub. Nts., Series B, 7/31/07                                               500,000           480,000
----------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                     200,000           197,500
----------------------------------------------------------------------------------------------------------------
Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04                                 155,000           162,064
                                                                                                     -----------
                                                                                                       1,556,064

12                    Oppenheimer Strategic Bond Fund/VA

                                                                                         Principal     Market Value
                                                                                         Amount        See Note 1
-------------------------------------------------------------------------------------------------------------------
Food/Tobacco--0.9%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                $  300,000      $  274,500
-------------------------------------------------------------------------------------------------------------------
Del Monte Corp., 9.25% Sr. Unsec. Sub. Nts., 5/15/11                                        300,000         315,000
-------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 9.75% Sr. Unsec. Sub. Nts., 5/15/07(1)                                  400,000         330,000
-------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11                     400,000         403,000
-------------------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                                 200,000         145,000
-------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08(1)                             400,000         394,000
-------------------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07(1)                   200,000         155,000
-------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11(GBP)                             400,000         652,019
-------------------------------------------------------------------------------------------------------------------
Winn-Dixie Stores, Inc., 8.875% Sr. Nts., 4/1/08                                            400,000         384,000
                                                                                                         ----------
                                                                                                          3,052,519
-------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--1.2%
Ainsworth Lumber Co. Ltd., 12.50% Sr. Nts., 7/15/07(13)                                     400,000         398,000
-------------------------------------------------------------------------------------------------------------------
Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06(1)                                                            125,000         133,750
8.25% Sr. Unsec. Sub. Nts., 8/1/08(1)                                                       125,000         132,500
-------------------------------------------------------------------------------------------------------------------
Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05(1)(8)(9)                        250,000          96,250
-------------------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04                                              900,000         166,500
-------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 9.75% Sr. Unsec. Nts., Series B, 6/15/07                           600,000         510,000
-------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09                             750,000         825,000
-------------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                             750,000         791,250
10.875% Sr. Sub. Nts., 4/1/08                                                               250,000         255,000
-------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
9.25% Sr. Unsec. Nts., 2/1/08                                                               200,000         212,000
9.75% Sr. Unsec. Nts., 2/1/11                                                               400,000         427,000
-------------------------------------------------------------------------------------------------------------------
U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                                          300,000         202,500
                                                                                                         ----------
                                                                                                          4,149,750
-------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--3.1%
Aztar Corp., 9% Sr. Sub. Nts., 8/15/11(3)                                                   850,000         879,750
-------------------------------------------------------------------------------------------------------------------
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                             275,000         231,687
-------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11                                                   406,000         391,790
-------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09(1)                           450,000         465,750
-------------------------------------------------------------------------------------------------------------------
Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07                                        250,000         271,562
-------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                         325,000         282,750
-------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                         425,000         453,156
-------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts., 1/15/07(3)                                                400,000         402,500
-------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                    350,000         343,000
-------------------------------------------------------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06                                                400,000         402,000
-------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                        650,000         677,625
-------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp.
8.75% Sr. Unsec. Sub. Nts., 8/15/07                                                         325,000         273,812
9.125% Sr. Nts., 1/15/11                                                                    600,000         567,000
-------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Operating Partnership/Finance Corp. II, 10.50% Sr. Nts., 6/15/09(3)    400,000         402,500
-------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11(6)                                  1,200,000       1,191,000

                      Oppenheimer Strategic Bond Fund/VA                     13

                                                                                         Principal    Market Value
                                                                                         Amount       See Note 1
------------------------------------------------------------------------------------------------------------------
Gaming/Leisure (continued)
Mohegan Tribal Gaming Authority:
8.125% Sr. Nts., 1/1/06(1)                                                               $300,000      $   309,750
8.375% Sr. Sub. Nts., 7/1/11                                                              600,000          621,000
8.75% Sr. Unsec. Sub. Nts., 1/1/09                                                        700,000          728,000
------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(1)(8)(9)                                       250,000               --
------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(12)                                                         450,000          385,875
9.25% Sr. Nts., 4/1/06                                                                    100,000          101,000
9.75% Sr. Nts., 6/15/07                                                                   100,000          104,875
------------------------------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06(1)                                 200,000          202,000
------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.875% Sr. Unsec. Sub. Nts., 7/1/10                                800,000          817,000
------------------------------------------------------------------------------------------------------------------
Trump Atlantic City Associates/Trump Atlantic City Funding, Inc.,
11.25% First Mtg. Nts., 5/1/06                                                             25,000           16,000
------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 8.75% Sr. Sub. Nts., 5/15/09(3)                                       200,000          195,000
------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 12.25% Mtg. Nts., 11/15/04              250,000          251,250
                                                                                                       -----------
                                                                                                        10,967,632
------------------------------------------------------------------------------------------------------------------
Healthcare--1.6%
Beverly Enterprises, Inc., 9.625% Sr. Unsec. Nts., 4/15/09                                800,000          844,000
------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc., 13.50% Sr. Sub. Nts., Series B, 10/1/09   227,500          274,137
------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                              900,000          904,500
------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08(DEM)                         25,000           11,211
------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts., 6/15/11             600,000          600,000
------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.:
8.75% Sr. Nts., 11/15/08(1)                                                               200,000          225,000
9.75% Sr. Nts., 11/15/08(3)                                                               350,000          393,750
------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc., 9.625% Sr. Unsec. Sub. Nts., Series B, 11/1/07(1)                 250,000          248,750
------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc.:
9% Sr. Sub. Nts., 2/15/08                                                                 600,000          537,000
9.375% Sr. Nts., 11/15/07(3)                                                              700,000          714,000
------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts., Series B, 5/1/09                            400,000          419,000
------------------------------------------------------------------------------------------------------------------
VanGuard Health Systems, Inc., 9.75% Sr. Sub. Nts., 8/1/11(3)                             300,000          316,500
                                                                                                       -----------
                                                                                                         5,487,848
------------------------------------------------------------------------------------------------------------------
Housing--1.4%
Ainsworth Lumber Co. Ltd., 13.875% Sr. Sec. Nts., 7/15/07(3)                              400,000          416,000
------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Services, Inc., 11.25% Sr. Unsec. Sub. Nts., 6/15/11                     500,000          430,000
------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
7.875% Sr. Nts., 8/15/11                                                                  300,000          294,000
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                                      400,000          412,000
9.75% Sr. Sub. Nts., 9/15/10                                                              400,000          414,000
------------------------------------------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                                      300,000          323,250
------------------------------------------------------------------------------------------------------------------
Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09                             200,000           61,000
------------------------------------------------------------------------------------------------------------------
KB Home:
7.75% Sr. Nts., 10/15/04(1)                                                               300,000          306,000
8.65% Sr. Sub. Nts., 12/15/08                                                             250,000          252,500
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                       400,000          410,000

14                    Oppenheimer Strategic Bond Fund/VA

                                                                                 Principal   Market Value
                                                                                 Amount      See Note 1
---------------------------------------------------------------------------------------------------------
Housing (continued)
Lennar Corp., 9.95% Sr. Unsec. Nts., Series B, 5/1/10                            $ 500,000     $  553,750
---------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07                                           650,000        663,000
9.25% Sr. Nts., Series B, 3/15/07                                                  150,000        153,750
9.875% Sr. Unsec. Sub. Nts., 6/15/11                                               250,000        248,750
                                                                                               ----------
                                                                                                4,938,000
---------------------------------------------------------------------------------------------------------
Information Technology--1.3%
Amkor Technology, Inc.:
9.25% Sr. Unsec. Nts., 5/1/06                                                      700,000        672,000
9.25% Sr. Unsec. Sub. Nts., 2/15/08                                                250,000        237,500
---------------------------------------------------------------------------------------------------------
ASAT Finance LLC, 12.50% Sr. Unsec. Nts., 11/1/06                                  162,500        111,312
---------------------------------------------------------------------------------------------------------
Cherokee International LLC, 10.50% Sr. Unsec. Sub. Nts., Series B, 5/1/09(1)       500,000        252,500
---------------------------------------------------------------------------------------------------------
ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09      600,000        555,000
---------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05(1)    250,000        118,750
---------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp.:
10.375% Sr. Unsec. Nts., 10/1/07                                                   500,000        523,750
10.50% Sr. Unsec. Sub. Nts., 2/1/09                                                300,000        320,250
---------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08             505,000        520,150
---------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 9.875% Sr. Unsec. Sub. Nts., 7/1/10                500,000        527,500
---------------------------------------------------------------------------------------------------------
Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05                                1,000,000        900,000
                                                                                               ----------
                                                                                                4,738,712
---------------------------------------------------------------------------------------------------------
Manufacturing--1.1%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                                           300,000        322,500
---------------------------------------------------------------------------------------------------------
Agco Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                          800,000        840,000
---------------------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                            300,000        139,500
---------------------------------------------------------------------------------------------------------
Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09                            500,000        502,500
---------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07(1)(8)                           150,000         12,750
---------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08                 300,000        166,500
---------------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08(1)(8)(9)                          500,000         12,500
---------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07(1)              150,000        108,750
---------------------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07(1)                                       400,000         62,000
---------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08(1)             71,000         13,490
---------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05             125,000        103,125
---------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07                 300,000        151,500
---------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08(1)                      200,000         37,000
---------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07(1)    540,000        475,200
---------------------------------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08                                                250,000        247,500
8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                                      100,000         99,000
9.25% Sr. Sub. Nts., 7/15/11(3)                                                    400,000        402,000
---------------------------------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03(1)                               50,000         50,250
                                                                                               ----------
                                                                                                3,746,065

                      Oppenheimer Strategic Bond Fund/VA                     15

                                                                                  Principal     Market Value
                                                                                  Amount        See Note 1
------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--1.1%
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07             $ 400,000       $  418,000
------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08                           450,000          473,625
------------------------------------------------------------------------------------------------------------
Emmis Communications Corp.:
0%/12.50% Sr. Unsec. Disc. Nts. , 3/15/11(12)                                       700,000          427,000
8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                                      600,000          577,500
------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                      400,000          415,000
------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07                                                       100,000          100,250
8.75% Sr. Sub. Nts., 12/15/11(3)                                                    300,000          301,500
9% Sr. Unsec. Sub. Nts., 7/15/07                                                    500,000          505,000
------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09             800,000          796,000
                                                                                                  ----------
                                                                                                   4,013,875
------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--3.5%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                      350,000          322,438
8.375% Sr. Nts., Series B, 2/1/08                                                   100,000           93,125
9.25% Sr. Nts., 10/1/02                                                             385,000          389,331
9.375% Sr. Nts., 11/15/09                                                           500,000          483,125
10.25% Sr. Unsec. Sub. Nts., 6/15/11                                                600,000          601,500
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                            70,000           70,612
10.875% Sr. Unsec. Nts., 10/1/10                                                    500,000          513,125
------------------------------------------------------------------------------------------------------------
Callahan Nordrhein-Westfalen GmbH, 14.125% Sr. Nts., 7/15/11(EUR)                   500,000          282,702
------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings CapitalCorp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(12)                                        1,750,000        1,275,313
8.25% Sr. Unsec. Nts., 4/1/07                                                       400,000          386,500
10% Sr. Nts., 4/1/09                                                                100,000          103,125
10% Sr. Unsec. Sub. Nts., 5/15/11                                                   600,000          613,500
10.75% Sr. Unsec. Nts., 10/1/09                                                   1,500,000        1,590,000
11.125% Sr. Unsec. Nts., 1/15/11                                                    500,000          532,500
------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10(8)                                200,000           51,000
------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec. Disc. Debs., 11/15/07              250,000          186,250
------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 11.75% Sr. Disc. Nts., 12/15/05                   750,000          198,750
------------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                        50,000           35,750
------------------------------------------------------------------------------------------------------------
EchoStar Broadband Corp., 10.375% Sr. Unsec. Nts., 10/1/07                          800,000          842,000
------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                  945,000          978,075
------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                   400,000          424,000
------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                 600,000          625,500
------------------------------------------------------------------------------------------------------------
NTL Communications Corp.,0%/9.75% Sr. Unsec. Nts., Series B, 4/15/09(12)(GBP )      775,000          273,524
------------------------------------------------------------------------------------------------------------
NTL, Inc.,0%/10.75% Sr. Unsec. Unsub. Nts., Series B, 4/1/08(12)(GBP)               200,000           78,592
------------------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd.,10% Second Priority Sr. Sec. Debs., 12/1/07                200,000          217,000
------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07CAD                             400,000          249,327
------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.25% Sr. Disc. Nts., 4/15/09(12)                                                600,000          266,250
0%/9.875% Sr. Disc. Nts., 4/15/09(12)(GBP)                                          425,000          265,974
0%/11.375% Sr. Disc. Nts., 2/1/10(12)                                               300,000          117,000
------------------------------------------------------------------------------------------------------------
United International Holdings, Inc.,0%/10.75% Sr. Disc. Nts., Series B,
2/15/08(12)                                                                         770,000          227,150

16                    Oppenheimer Strategic Bond Fund/VA

                                                                             Principal       Market Value
                                                                             Amount          See Note 1
---------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video (continued)
United Pan-Europe Communications NV:
0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09(12)                      $   500,000      $    42,500
0%/13.75% Sr. Unsec. Disc. Nts., Series B, 2/1/10(12)                            200,000           17,000
10.875% Sr. Nts., 8/1/09(EUR)                                                    500,000           70,119
11.25% Sr. Nts., Series B, 11/1/09(EUR)                                          250,000           35,060
                                                                                              -----------
                                                                                               12,457,717
---------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--0.9%
Adelphia Communications Corp., 10.25% Sr. Unsec. Nts., 11/1/06                   900,000          922,500
---------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                      500,000          488,125
---------------------------------------------------------------------------------------------------------
Key3Media Group, Inc., 11.25% Sr. Sub. Nts., 6/15/11                             500,000          422,500
---------------------------------------------------------------------------------------------------------
Lamar Advertising Co.:
8.625% Sr. Sub. Nts., 9/15/07                                                    150,000          157,125
9.625% Sr. Unsec. Sub. Nts., 12/1/06                                              50,000           52,438
---------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08                600,000          471,000
---------------------------------------------------------------------------------------------------------
Penton Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 6/15/11                        600,000          345,000
---------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
12.75% Sr. Sub. Nts., 11/15/09                                                   500,000          503,750
                                                                                              -----------
                                                                                                3,362,438
---------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--1.9%
360networks, Inc., 13% Sr. Unsec. Nts., 5/1/08(1)(8)(EUR)                        250,000               22
---------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07                    200,000            3,000
---------------------------------------------------------------------------------------------------------
Allegiance Telecom, Inc., 0%/11.75% Sr. Unsec. Disc. Nts., Series B, 2/15/08(12) 800,000          356,000
---------------------------------------------------------------------------------------------------------
COLO. com, Inc., 13.875% Sr. Nts., 3/15/10(1)(8)(9)                              400,000           10,000
---------------------------------------------------------------------------------------------------------
COLT Telecom Group plc:
7.625% Bonds, 7/31/08(DEM)                                                       500,000          167,306
12% Sr. Unsec. Disc. Nts., 12/15/06(1)                                           400,000          354,000
---------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07(8)                     80,000            9,200
---------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts.,
3/15/08(1)(8)(9)(12)                                                             800,000          124,000
---------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 10.875% Sr. Unsec. Nts., 7/1/10                     400,000          415,000
---------------------------------------------------------------------------------------------------------
Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07(1)                                   200,000           68,000
---------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09(8)(9)(EUR)                400,000           62,328
---------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(1)(12)           250,000               25
---------------------------------------------------------------------------------------------------------
FLAG Telecom Holdings Ltd., 11.625% Sr. Nts., 3/30/10(EUR)                       150,000           56,095
---------------------------------------------------------------------------------------------------------
Focal Communications Corp.:
0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(12)                                     80,000           22,800
11.875% Sr. Unsec. Nts., Series B, 1/15/10                                        75,000           31,125
---------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 8.70% Sr. Unsec. Nts., 8/1/07(8)                  200,000           19,000
---------------------------------------------------------------------------------------------------------
Global TeleSystems, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06(1)(8)(9)(EUR)         250,000           20,034
---------------------------------------------------------------------------------------------------------
Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10(8)                                  300,000           61,500
---------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.,0%/12.25% Sr. Disc. Nts., Series B, 3/1/09(12)   500,000          448,125
---------------------------------------------------------------------------------------------------------
International CableTel, Inc., 11.50% Sr. Deferred Coupon Nts., Series B, 2/1/06  500,000          177,500
---------------------------------------------------------------------------------------------------------
Jazztel plc, 13.25% Sr. Unsec. Nts., 12/15/09(EUR)                               300,000          105,512
---------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc.,0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(12)          900,000           40,500
---------------------------------------------------------------------------------------------------------
KPNQwest BV, 8.875% Sr. Nts., 2/1/08(1)(EUR)                                     400,000          181,642
---------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc., 0%/14.50% Sr. Unsec. Disc. Nts.,
4/15/10(12)                                                                    1,000,000          360,000
---------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 0%/10.50% Sr. Disc. Nts., 12/1/08(12)            2,000,000          570,000

                      Oppenheimer Strategic Bond Fund/VA                     17

                                                                               Principal        Market Value
                                                                               Amount           See Note 1
------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications (continued)
Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09                                                         $    400,000      $   118,000
10% Sr. Unsec. Nts., Series B, 11/15/08                                             400,000          118,000
------------------------------------------------------------------------------------------------------------
Metromedia International Group, Inc., 3.728% Sr. Unsec. Disc. Nts.,
9/30/07(1)(2)                                                                       503,059          223,861
------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10(8)(9)                  350,000           73,500
------------------------------------------------------------------------------------------------------------
Ntelos, Inc., 13% Sr. Nts., 8/15/10(1)                                              450,000          326,250
------------------------------------------------------------------------------------------------------------
OpTel, Inc., 13% Sr. Nts., Series B, 2/15/05(1)(8)(9)                               100,000           45,500
------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10.50% Sr. Unsec. Nts., 12/1/06(1)(8)(9)(EUR)                                       100,000            6,233
11% Sr. Nts., 8/1/09(8)                                                             300,000           24,000
------------------------------------------------------------------------------------------------------------
RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10                                         357,000          149,940
------------------------------------------------------------------------------------------------------------
Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., Series B, 2/15/10(8)             500,000           42,500
------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27(CAD)                                340,000          202,790
------------------------------------------------------------------------------------------------------------
Tele1 Europe BV, 11.875% Sr. Nts., 12/1/09(EUR)                                     500,000          149,142
------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07(1)(8)(9)                                   500,000            2,500
------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Nts., 7/15/08          100,000           80,750
------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                     600,000          484,500
------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.75% Sr. Sub. Nts., 11/15/11(3)                                  500,000          502,500
------------------------------------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08(1)(8)                                   500,000            1,875
------------------------------------------------------------------------------------------------------------
Williams Communications Group, Inc.:
10.875% Sr. Unsec. Nts., 10/1/09                                                    300,000          124,500
11.875% Sr. Unsec. Nts., 8/1/10                                                     300,000          124,500
------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10(1)(8)(9)                     250,000              938
------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
0%/12.25% Sr. Unsec. Disc. Nts., 6/1/09(8)(12)                                      400,000           34,000
9% Sr. Unsec. Nts., 3/15/08(8)                                                      250,000           31,250
9.625% Sr. Nts., 10/1/07(8)                                                         200,000           25,000
10.75% Sr. Unsec. Nts., 11/15/08(8)                                                 300,000           37,500
                                                                                                 -----------
                                                                                                   6,592,243
------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--4.1%
Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11                              400,000          410,000
------------------------------------------------------------------------------------------------------------
American Cellular Corp., 9.50% Sr. Sub. Nts., 10/15/09                              850,000          828,750
------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375% Sr. Nts., 2/1/09                                     1,000,000          810,000
------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts., 10/1/07(1)(8)(12)         400,000              500
------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11(12)                                              500,000          312,500
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(12)                                      500,000          422,500
9.375% Sr. Nts., 8/1/11                                                             400,000          369,000
------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc., 0%/14% Sr. Unsec. Sub. Nts., 10/1/10(12)                       1,000,000          520,000
------------------------------------------------------------------------------------------------------------
IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10(12)                               300,000          199,500
------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc., 12.50% Sr. Nts., 4/15/10                         275,000          210,375
------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                          300,000          166,500
------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
0%/11.125% Sr. Disc. Nts., Series B, 10/15/07(1)(12)(CAD)                           300,000          115,110
14% Sr. Disc. Nts., Series B, 6/1/06                                                300,000          257,250
------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 13.50% Sr. Disc. Nts., 6/1/06                   410,000          272,650

18                    Oppenheimer Strategic Bond Fund/VA

                                                                             Principal       Market Value
                                                                             Amount          See Note 1
---------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications (continued)
Nextel Communications, Inc.:
0%/9.95% Sr. Disc. Nts., 2/15/08(12)                                         $  245,000       $   169,050
0%/10.65% Sr. Disc. Nts., 9/15/07(12)                                           750,000           575,625
9.375% Sr. Unsec. Nts., 11/15/09                                                800,000           634,000
---------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 11% Sr. Unsec. Nts., 3/15/10                             250,000           203,125
---------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(3)                                    735,000           852,600
---------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04(1)(8)(9)         200,000             7,000
---------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(12)              675,000           330,750
---------------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(12)              600,000           150,000
---------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B, 12/15/06(1)                                     250,000           266,250
11.75% Sr. Sub. Nts., 7/15/07                                                   275,000           301,125
---------------------------------------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts., 5/31/09(1)(13)                              142,981           147,489
---------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                   300,000           310,500
---------------------------------------------------------------------------------------------------------
SBA Communications Corp.:
0%/12% Sr. Unsec. Disc. Nts., 3/1/08(12)                                      1,200,000           906,000
10.25% Sr. Unsec. Nts., 2/1/09                                                  400,000           344,000
---------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc.:
0%/12% Sr. Disc. Nts., 7/15/08(12)                                              500,000           157,500
0%/12.875% Sr. Unsec. Disc. Nts., Series B, 3/15/10(12)                         300,000            70,500
---------------------------------------------------------------------------------------------------------
TeleCorp PCS, Inc.:
0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09(12)                              500,000           437,500
10.625% Sr. Unsec. Sub. Nts., 7/15/10                                           400,000           466,000
---------------------------------------------------------------------------------------------------------
Tritel PCS, Inc.:
0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09(12)                               350,000           299,250
10.375% Sr. Sub. Nts., 1/15/11                                                  400,000           460,000
---------------------------------------------------------------------------------------------------------
Triton PCS, Inc.:
0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08(12)                                   400,000           364,000
9.375% Sr. Unsec. Sub. Nts., 2/1/11                                             300,000           312,000
---------------------------------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09(12)  900,000           639,000
---------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09                   964,000         1,098,960
                                                                                              -----------
                                                                                               14,396,859
---------------------------------------------------------------------------------------------------------
Metals/Minerals--1.1%
AK Steel Corp., 7.875% Sr. Unsec. Nts., 2/15/09                                 500,000           492,500
---------------------------------------------------------------------------------------------------------
Better Minerals & Aggregates Co., 13% Sr. Unsec. Sub. Nts., 9/15/09             100,000            84,000
---------------------------------------------------------------------------------------------------------
California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09      200,000           197,000
---------------------------------------------------------------------------------------------------------
Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07(1)(8)(9)               100,000             5,500
---------------------------------------------------------------------------------------------------------
Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08                             500,000           520,000
---------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08               529,375           320,272
---------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03(8)             1,000,000           735,000
---------------------------------------------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(1)(12)              300,000           115,500
---------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                          500,000           432,500
---------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                 800,000           284,000
---------------------------------------------------------------------------------------------------------
United States Steel LLC, 10.75% Sr. Nts., 8/1/08                                700,000           672,000
                                                                                              -----------
                                                                                                3,858,272

                      Oppenheimer Strategic Bond Fund/VA                     19

                                                                               Principal       Market Value
                                                                               Amount          See Note 1
-----------------------------------------------------------------------------------------------------------
Retail--1.0%
Amazon. com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(12)                    $  900,000        $  670,500
-----------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Bonds, 8/1/08(3)                                             500,000           511,250
-----------------------------------------------------------------------------------------------------------
Collins & Aikman Corp., 10.75% Sr. Nts., 12/31/11(3)                              400,000           403,000
-----------------------------------------------------------------------------------------------------------
CSK Auto, Inc., 12% Sr. Nts., 6/15/06(3)                                          400,000           405,000
-----------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08(1)         200,000            95,250
-----------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                        100,000            89,500
-----------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08(1)                             100,000            90,000
-----------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08(1)                       700,000           712,250
-----------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11(3)                     200,000           205,000
-----------------------------------------------------------------------------------------------------------
Saks, Inc., 9.875% Nts., 10/1/11(3)                                               400,000           376,000
                                                                                                 ----------
                                                                                                  3,557,750
-----------------------------------------------------------------------------------------------------------
Service--2.5%
Allied Waste North America, Inc.:
8.50% Sr. Nts., 12/1/08(3)                                                        900,000           913,500
8.875% Sr. Nts., Series B, 4/1/08                                                 800,000           828,000
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                      1,700,000         1,759,500
-----------------------------------------------------------------------------------------------------------
American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts.,
Series B, 10/15/08                                                                425,000           401,625
-----------------------------------------------------------------------------------------------------------
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(1)(12)                        50,000             3,750
-----------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08(1)                               100,000            38,500
-----------------------------------------------------------------------------------------------------------
Brand Scaffold Service, Inc., 10.25% Sr. Unsec. Nts., 2/15/08                     300,000           283,500
-----------------------------------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06(1)                             700,000           171,500
-----------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                        350,000           358,750
-----------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08             500,000           513,125
-----------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts., Series C, 2/1/09      700,000           623,000
-----------------------------------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09(1)(8)               400,000            74,000
-----------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                   500,000           480,000
-----------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.375% Sr. Unsec. Bonds, 12/2/08                             585,000           633,263
-----------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc.,
7.375% Sr. Unsec. Nts., 8/15/05                                                   400,000           330,000
-----------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09(1)(8)(9)                       400,000                40
-----------------------------------------------------------------------------------------------------------
United Rentals (North America), Inc., 10.75% Sr. Unsec. Nts., 4/15/08             600,000           648,000
-----------------------------------------------------------------------------------------------------------
United Rentals, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09               250,000           248,750
-----------------------------------------------------------------------------------------------------------
URS Corp., 12.25% Sr. Sub. Nts., Series B, 5/1/09                                 500,000           514,375
                                                                                                 ----------
                                                                                                  8,823,178
-----------------------------------------------------------------------------------------------------------
Transportation--0.8%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                              450,000           200,250
-----------------------------------------------------------------------------------------------------------
Amtran, Inc.:
9.625% Nts., 12/15/05                                                             100,000            70,250
10.50% Sr. Nts., 8/1/04                                                           700,000           561,750

20                    Oppenheimer Strategic Bond Fund/VA

                                                                                    Principal      Market Value
                                                                                    Amount         See Note 1
---------------------------------------------------------------------------------------------------------------
Transportation (continued)
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08                                                             $100,000       $     82,500
9.375% Sr. Unsec. Nts., 11/15/06                                                     300,000            250,500
---------------------------------------------------------------------------------------------------------------
Delco Remy International, Inc., 11% Sr. Unsec. Sub. Nts., 5/1/09                     300,000            307,500
---------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
9% Sr. Sub. Nts., Series B, 5/1/09(EUR)                                              400,000            324,106
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                            500,000            472,500
---------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., 11.875% Sr. Nts., 6/15/06(3)(8)(9)                600,000            288,000
---------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc., 9.125% Sr. Unsec. Sub. Nts., Series B,
7/15/07(8)                                                                           250,000             12,500
---------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 11.725% first priority ship mtg. sr. sec. nts.,
7/15/05 and one warrant to purchase five shares of common stock)(1)(2)(8)(14)        250,000            147,500
---------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07(3)        175,000             86,844
                                                                                                   ------------
                                                                                                      2,804,200
---------------------------------------------------------------------------------------------------------------
Utility--1.1%
AES Corp. (The):
8.75% Sr. Unsec. Unsub. Nts., 6/15/08                                                500,000            442,500
8.875% Sr. Unsec. Nts., 2/15/11                                                      500,000            442,500
---------------------------------------------------------------------------------------------------------------
AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts., Series B, 12/31/20                600,000            538,500
---------------------------------------------------------------------------------------------------------------
Azurix Corp.:
10.75% Sr. Unsec. Nts., Series B, 2/15/10                                            200,000            141,000
10.375% Sr. Unsec. Nts., Series B, 2/15/07                                           200,000            141,000
---------------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09(1)             400,000            410,000
---------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.50% Sr. Unsec. Nts., 2/15/11                                        600,000            546,811
---------------------------------------------------------------------------------------------------------------
Central Termica Guemes SA, Unsec. Unsub. Bonds, 2.50%, 9/26/10(1)(2)                  90,000              6,300
---------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
8.50% Sr. Nts., 4/15/11                                                              500,000            500,462
9.875% Sr. Unsec. Nts., 10/15/07                                                     500,000            531,094
---------------------------------------------------------------------------------------------------------------
Funding Corp./Beaver Valley Funding Corp., 9% Second Lease Obligation Bonds,
6/1/17                                                                               199,000            218,043
                                                                                                   ------------
                                                                                                      3,918,210
                                                                                                   ------------
Total Corporate Bonds and Notes (Cost $152,827,153)                                                 128,530,276

                                                                                     Shares
===============================================================================================================
Preferred Stocks--1.1%
---------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(1)(13)                            3,865                 39
---------------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26(1)                     100,000             94,250
---------------------------------------------------------------------------------------------------------------
CRIIMI MAE, Inc., 10.875% Cum. Cv., Series B, Non-Vtg.                                46,000            625,600
---------------------------------------------------------------------------------------------------------------
Crown American Realty Trust,11% Cum., Series A, Non-Vtg.                               2,000            103,400
---------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg.(1)(9)                              5,000            151,250
---------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
12.25% Sr. Exchangeable, Non-Vtg.(13)                                                    614            563,345
13% Sr. Exchangeable, Non-Vtg.(13)                                                       413            414,032

                      Oppenheimer Strategic Bond Fund/VA                     21

                                                                                               Market Value
                                                                                    Shares     See Note 1
===========================================================================================================
Preferred Stocks (continued)
-----------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.(1)(13)                    216      $       22
-----------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.(1)(9)       5,000          51,250
-----------------------------------------------------------------------------------------------------------
Earthwatch, Inc., 12% Cv. Sr., Series C, Non-Vtg.(1)                                  5,427           1,357
-----------------------------------------------------------------------------------------------------------
Fidelity Federal Bank, l2% Non-Cum. Exchangeable, Series A, Non-Vtg.(1)                  20             505
-----------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(1)(9)(13)                             151               2
-----------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg.(1)(9)(13)    6,061             758
-----------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125% Exchangeable, Series E, Non-Vtg.(13)               146          73,365
-----------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(1)(13)               29         247,225
-----------------------------------------------------------------------------------------------------------
Premcor USA, Inc., 11.50% Cum. Sr., Non-Vtg.(1)(13)                                      74          37,185
-----------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8.625% Exchangeable, Series H, Non-Vtg.                                              10,000         462,500
9.20% Exchangeable, Series F, Non-Vtg.(1)                                             1,000          46,250
-----------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(13)                          597         508,942
-----------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust,12% Non-Cum., Series A(1)                      4,600         456,550
-----------------------------------------------------------------------------------------------------------
WorldCom, Inc., 7% Cum. Cv., Series E                                                 2,100          45,937
                                                                                                 ----------
Total Preferred Stocks (Cost $7,026,158)                                                          3,883,764
===========================================================================================================
Common Stocks--0.1%
-----------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc.(9)                                                    363             210
-----------------------------------------------------------------------------------------------------------
Aurora Foods, Inc.(1)(9)                                                              5,313          13,415
-----------------------------------------------------------------------------------------------------------
Celcaribe SA(1)(9)                                                                   24,390          39,634
-----------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.(1)(9)                                                        20,099         126,212
-----------------------------------------------------------------------------------------------------------
Contour Energy Co.(9)                                                                 5,400           4,995
-----------------------------------------------------------------------------------------------------------
CRIIMI MAE, Inc.(9)                                                                  53,898         217,209
-----------------------------------------------------------------------------------------------------------
Focal Communications Corp.(9)                                                       153,706          93,761
-----------------------------------------------------------------------------------------------------------
Geotek Communications, Inc.(1)(9)                                                        90              --
-----------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B (Escrowed)(1)(9)                                  210              --
-----------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd.(9)                                             6,016          12,032
-----------------------------------------------------------------------------------------------------------
OpTel, Inc., Non-Vtg.(1)(9)                                                             210               2
-----------------------------------------------------------------------------------------------------------
Premier Holdings Ltd.(1)(9)                                                          18,514              --
-----------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp., Liquidating Trust(1)(9)                              83,868              --
-----------------------------------------------------------------------------------------------------------
Star Gas Partners LP                                                                    187           3,817
-----------------------------------------------------------------------------------------------------------
Wilshire Financial Services Group, Inc.(9)                                            6,273          12,860
-----------------------------------------------------------------------------------------------------------
WorldCom, Inc./MCI Group                                                                  8             101
-----------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group(9)                                                        206           2,900
-----------------------------------------------------------------------------------------------------------
WRC Media Corp.(1)(9)                                                                 1,082              11
                                                                                                 ----------
Total Common Stocks (Cost $750,903)                                                                 527,159

22                    Oppenheimer Strategic Bond Fund/VA

                                                                                          Market Value
                                                                            Units         See Note 1
======================================================================================================
Rights, Warrants and Certificates--0.5%
------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp.11/1/06(1)(9)                                        250         $      500
------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. Wts., Exp.10/1/09(1)(9)          350              7,000
------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. Wts.:
Exp.1/23/03(1)(9)                                                             1,668                 --
Exp.1/23/03(1)(9)                                                               953                 --
Exp.5/1/05(1)(9)                                                              2,181                 --
Exp.9/1/04(1)(9)                                                              2,800                 --
------------------------------------------------------------------------------------------------------
COLO. com, Inc. Wts., Exp.3/15/10(1)(9)                                         400                  4
------------------------------------------------------------------------------------------------------
Comunicacion Celular SA Wts., Exp.11/15/03(1)(9)                                200                  4
------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp.12/15/07(1)(9)                               100                  1
------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp.4/1/08(1)(9)                           400                150
------------------------------------------------------------------------------------------------------
Equinix, Inc. Wts., Exp.12/1/07(1)(9)                                           200              4,025
------------------------------------------------------------------------------------------------------
Focal Communications Corp. Wts., Exp.12/14/07(9)                             24,198                 --
------------------------------------------------------------------------------------------------------
Geotek Communications, Inc. Wts., Exp.7/15/05(1)(9)                           7,500                 --
------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc. Litigation Wts.(9)                                 2,404              2,837
------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp.9/27/09(1)(9)                                       530                 53
------------------------------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp.10/1/10(1)(9)                                     1,000             40,125
------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp.9/15/05(1)(9)                                825                  8
------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp.5/16/06(1)(9)                                                             1,509                 45
Exp.5/16/06(9)                                                                    2                 --
------------------------------------------------------------------------------------------------------
Imperial Credit Industries, Inc. Wts., Exp.1/31/08(1)(9)                      2,135                 --
------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp.8/31/02(1)(9)                                   200                 --
------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp.8/15/07(1)(9)                                           270                  3
------------------------------------------------------------------------------------------------------
International Utility Structures, Inc. Wts., Exp.2/1/03(1)(9)                    50                 --
------------------------------------------------------------------------------------------------------
IPCS, Inc. Wts., Exp.6/15/10(1)(9)                                              300              7,538
------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp.4/15/08(1)(9)                              725                 36
------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp.4/15/10(1)(9)                       275             11,034
------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp.4/13/08(1)(9)                       200                 --
------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp.1/15/07(1)(9)                       150                  2
------------------------------------------------------------------------------------------------------
Mexico Value Rts., Exp.6/30/03(9)                                            20,071                  5
------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp.6/1/06(3)(9)                       600              3,115
------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp.7/15/05(1)(9)                             250                  3
------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co. Wts., Exp.6/5/03(9)                        163,560          1,618,819
------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp.8/15/10(1)(9)                                            450              2,306
------------------------------------------------------------------------------------------------------
Occidente y Caribe Celular SA Wts., Exp.3/15/04(1)(9)                           800              8,000
------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp.9/19/10(9)                                    5,710             51,961
------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp.6/1/06
(cv. into Metromedia International Group, Inc.)(1)(9)                           300                  3
------------------------------------------------------------------------------------------------------
PLD Telekom, Inc.,14% Sr. Disc. Nts. Wts., Exp.3/31/03
(cv. into Metromedia International Group, Inc.)(1)(9)                           300                  3
------------------------------------------------------------------------------------------------------
Real Time Data Co. Wts., Exp.5/31/04(1)(9)                                   36,431                364
------------------------------------------------------------------------------------------------------
Republic Technologies International LLC Wts., Exp.7/15/09(1)(9)                 200                  2
------------------------------------------------------------------------------------------------------
Telus Corp. Wts., Exp.9/15/05(1)(9)                                             269              2,642
------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp.4/15/08(1)(9)                            175                 88
                                                                                            ----------
Total Rights, Warrants and Certificates (Cost $1,661,802)                                    1,760,676

                      Oppenheimer Strategic Bond Fund/VA                     23

                                                                          Principal        Market Value
                                                                          Amount           See Note 1
=========================================================================================================
Structured Notes--1.6%
---------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (New York Branch),
Russian Obligatzii Federal'nogo Zaima Linked Nts.:
Series 27005, 14.841%, 10/9/02(1)(2)(RUR)                                   9,307,830        $    291,886
Series 27005, 14.841%, 10/9/02(1)(2)(RUR)                                     277,180               8,692
Series 27006, 14.841%, 1/22/03(1)(2)(RUR)                                   5,003,930             154,852
Series 27006, 14.841%, 1/22/03(1)(2)(RUR)                                     277,180               8,578
Series 27007, 14.841%, 2/5/03(1)(2)(RUR)                                    7,647,050             235,317
Series 27007, 14.841%, 2/5/03(1)(2)(RUR)                                      277,180               8,529
Series 27008, 14.841%, 5/21/03(1)(2)(RUR)                                   3,315,240             101,343
Series 27008, 14.841%, 5/21/03(1)(2)(RUR)                                     277,180               8,473
Series 27009, 14.841%, 6/4/03(1)(2)(RUR)                                    3,783,430             115,718
Series 27009, 14.841%, 6/4/03(1)(2)(RUR)                                      277,180               8,478
Series 27009, 14.841%, 6/4/03(1)(2)(RUR)                                    2,561,555              78,346
Series 27010, 14.841%, 9/17/03(1)(2)(RUR)                                   2,047,150              62,190
Series 27010, 14.841%, 9/17/03(1)(2)(RUR)                                     277,180               8,420
Series 27011, 14.841%, 10/8/03(1)(2)(RUR)                                   3,646,190             109,236
Series 27011, 14.841%, 10/8/03(1)(2)(RUR)                                     277,180               8,304
Series 28001, 14.841%, 1/21/04(1)(2)(RUR)                                     277,180               8,130
---------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Brazilian Real Linked Nts., 1.75%, 10/1/02                  885,000             890,237
---------------------------------------------------------------------------------------------------------
Deutsche Bank AG, Korean Won, Thai Baht,
Philippines Peso & Japanese Yen Linked Nts., 8.014%, 6/20/02                1,545,000           1,572,656
---------------------------------------------------------------------------------------------------------
ING Barings LLC, Zero Coupon Russian Equity Linked Nts., 4/19/02(9)             3,600             283,392
---------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., Redwood Capital I, Ltd.,
Catastrophe Linked Nts., 6.903%, 1/1/03(1)(2)                                 400,000             400,000
---------------------------------------------------------------------------------------------------------
Russia (Government of) Federal Loan Obligatzii Federal'nogo Zaima Bonds,
Series 27010, 14.841%, 9/17/03(1)(2)(RUR)                                   3,590,420             109,073
---------------------------------------------------------------------------------------------------------
UBS AG Australian Dollar Property Index Linked Nts., 7%, 7/30/02(AUD)       1,940,000           1,065,599
                                                                                             ------------
Total Structured Notes (Cost $5,355,965)                                                        5,537,449

                                                        Date    Strike    Contracts
=========================================================================================================
Options Purchased--0.0%
---------------------------------------------------------------------------------------------------------
Japanese Yen Call(1)(9) (Cost $78,831)                 3/8/02   125.62(JPY) 3,485,000              16,380

                                                                          Principal
                                                                          Amount
=========================================================================================================
Repurchase Agreements--7.7%
---------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 1.45%, dated 12/31/01, to be repurchased at $27, 037, 178 on 1/2/02, collateralized by U.S. Treasury Nts., 4.75%-7.875%, 2/28/02-11/15/08,
with a value of $13,113,857 and U.S. Treasury Bonds, 7.25%-11.125%,
8/15/03-5/15/16, with a value of $14,496,392 (Cost $27,035,000)           $27,035,000          27,035,000
---------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $472,299,660)                                 127.2%        447,462,951
---------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (27.2)        (95,772,783)
                                                                          -----------        ------------
Net Assets                                                                      100.0%       $351,690,168
                                                                          ===========        ============

24                    Oppenheimer Strategic Bond Fund/VA

-------------------------------------------------------------------------------
Principal amount is reported in U.S Dollars, except for those denoted in the following currencies:
   ARP -- Argentine Peso
   AUD -- Australian Dollar
   CAD -- Canadian Dollar
   DEM -- German Mark
   EUR -- Euro
   FRF -- French Franc
   GBP -- British Pound Sterling
   HUF -- Hungarian Forint
   JPY -- Japanese Yen
   PLZ -- Polish Zloty
   RUR -- Russian Ruble
   SEK -- Swedish Krona

1. Identifies issues considered to be illiquid or restricted-See Note 8 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $20,777,860 or 5.91% of the Fund's net assets as of December 31, 2001.
4. Interest-only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount onwhich current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities
(for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5. When-issued security to be delivered and settled after December 31, 2001.
6. Securities with an aggregate market value of $1,613,963 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
7. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
8. Issuer is in default.
9. Non-income-producing security.
10. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                                  Principal (000s)   Expiration   Exercise   Premium    Market Value
                                                  Subject to Call    Dates        Price      Received   See Note 1
--------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization
Bonds, Series 20 yr., 8%, 4/15/14                      $5,474        2/13/02      7.344%     $120,420       $229,892
Russian Federation Unsec. Unsub. Nts., 10%, 6/26/07     2,395        2/13/02      9.650        39,517         69,455
Russian Federation Unsub. Bonds, 8.25%, 3/31/10         1,680        2/13/02      8.363        29,400         65,520
Russian Federation Unsub. Nts., 5%, 3/31/30             4,175        5/14/02      5.000       132,765        327,738
Turkey (Republic of) Bonds, 11.75%, 6/15/10               260        1/24/02      9.175         4,680         17,550
Turkey (Republic of) Sr. Unsec. Unsub. Nts.,
11.875%, 1/15/30                                          125        1/24/02      8.675         3,125         12,812
                                                                                             --------       --------
                                                                                             $329,907       $722,967
                                                                                             ========       ========

11. Zero coupon bond reflects the effective yield on the date of purchase.
12. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
13. Interest or dividend is paid in kind.
14. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

See accompanying Notes to Financial Statements.

                      Oppenheimer Strategic Bond Fund/VA                     25

Statement of Assets and Liabilities  December 31, 2001

=======================================================================================================
Assets
Investments, at value (cost $472,299,660)--see accompanying statement                      $447,462,951
-------------------------------------------------------------------------------------------------------
Cash                                                                                            242,343
-------------------------------------------------------------------------------------------------------
Cash-foreign currencies (cost $94,452)                                                           91,757
-------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                            21,689
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued basis                                                      14,704,018
Interest, dividends and principal paydowns                                                    6,320,149
Shares of beneficial interest sold                                                            1,693,329
Daily variation on futures contracts                                                            161,098
Other                                                                                             4,174
                                                                                           ------------
Total assets                                                                                470,701,508
=======================================================================================================
Liabilities
Unrealized depreciation on foreign currency contracts                                           158,469
-------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $329,907)--see accompanying statement              722,967
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $117,472,536 purchased on a when-issued basis)             117,695,835
Shares of beneficial interest redeemed                                                          367,624
Shareholder reports                                                                              21,538
Closed foreign currency contracts                                                                11,490
Foreign currency swap                                                                               985
Trustees'compensation                                                                               535
Other                                                                                            31,897
                                                                                           ------------
Total liabilities                                                                           119,011,340
=======================================================================================================
Net Assets                                                                                 $351,690,168
                                                                                           ============
=======================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                 $     76,124
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                  375,013,178
-------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                        27,951,457
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign currency transactions       (25,759,935)
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                                    (25,590,656)
                                                                                           ------------
Net Assets                                                                                 $351,690,168
                                                                                           ============
=======================================================================================================
Net Asset Value Per Share
Non-Service shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $351,686,185 and 76,123,339 shares of beneficial interest outstanding)              $4.62
-------------------------------------------------------------------------------------------------------
Service shares:
Net asset value, redemption price per share and offering price per share (based on
net assets of $3,983 and 842 shares of beneficial interest outstanding)                           $4.73

See accompanying Notes to Financial Statements.

26                    Oppenheimer Strategic Bond Fund/VA

Statement of Operations  For the Year Ended December 31, 2001

==============================================================================================
Investment Income
Interest                                                                          $ 30,795,454
----------------------------------------------------------------------------------------------
Dividends                                                                              856,175
                                                                                  ------------
Total income                                                                        31,651,629
==============================================================================================
Expenses
Management fees                                                                      2,440,218
----------------------------------------------------------------------------------------------
Distribution and service plan fees:
Service shares                                                                               2
----------------------------------------------------------------------------------------------
Shareholder reports                                                                     87,289
----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                             51,858
----------------------------------------------------------------------------------------------
Trustees'compensation                                                                    8,702
----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                            8,129
----------------------------------------------------------------------------------------------
Other                                                                                   38,831
                                                                                  ------------
Total expenses                                                                       2,635,029
Less reduction to custodian expenses                                                   (14,453)
                                                                                  ------------
Net expenses                                                                         2,620,576
==============================================================================================
Net Investment Income                                                               29,031,053
==============================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                              (13,882,415)
Closing of futures contracts                                                          (700,413)
Closing and expiration of option contracts written                                     189,035
Foreign currency transactions                                                       (2,094,905)
                                                                                  ------------
Net realized gain (loss)                                                           (16,488,698)
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                          4,014,213
Translation of assets and liabilities denominated in foreign currencies             (1,338,290)
                                                                                  ------------
Net change                                                                           2,675,923
                                                                                  ------------
Net realized and unrealized gain (loss)                                            (13,812,775)
==============================================================================================
Net Increase in Net Assets Resulting from Operations                              $ 15,218,278
                                                                                  ============

See accompanying Notes to Financial Statements.

                      Oppenheimer Strategic Bond Fund/VA                     27

Statements of Changes in Net Assets

                                                                           Year Ended December 31,
                                                                           2001                 2000
============================================================================================================
Operations
Net investment income (loss)                                               $ 29,031,053         $ 26,767,119
------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                    (16,488,698)          (8,600,790)
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                          2,675,923          (10,560,691)
                                                                           ------------         ------------
Net increase (decrease) in net assets resulting from operations              15,218,278            7,605,638
============================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Non-Service shares                                                          (20,045,483)         (23,001,014)
Service shares                                                                       --                   --
============================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Non-Service shares                                                           51,951,764           37,871,384
Service shares                                                                    3,983                   --
============================================================================================================
Net Assets
Total increase                                                               47,128,542           22,476,008
------------------------------------------------------------------------------------------------------------
Beginning of period                                                         304,561,626          282,085,618
                                                                           ------------         ------------
End of period [including undistributed (overdistributed) net investment
income of $27,951,457 and $(692,961), respectively]                        $351,690,168         $304,561,626
                                                                           ============         ============

See accompanying Notes to Financial Statments.

28                    Oppenheimer Strategic Bond Fund/VA

Financial Highlights

                                                  Year Ended December 31,
Non-Service shares                                2001       2000        1999      1998      1997
-----------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                 $4.69      $4.97       $5.12      $5.12    $5.09
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .41(1)     .41         .45        .39      .39
Net realized and unrealized gain (loss)               (.19)(1)   (.28)       (.31)      (.24)     .04

-----------------------------------------------------------------------------------------------------
Total income (loss) from investment operations         .22        .13         .14        .15      .43
-----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.29)      (.41)       (.29)      (.09)    (.39)
Distributions from net realized gain                    --         --          --       (.06)    (.01)
-----------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       (.29)      (.41)       (.29)      (.15)    (.40)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.62      $4.69       $4.97      $5.12    $5.12
                                                     =====      =====       =====      =====    =====
=====================================================================================================
Total Return, at Net Asset Value(2)                   4.85%      2.63%       2.83%      2.90%    8.71%
=====================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $351,686   $304,562    $282,086   $279,200 $207,839
-----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $330,711   $289,923    $278,668   $250,227 $159,934
-----------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                 8.78%(1)   9.23%       9.08%      8.17%    8.23%
Expenses                                              0.79%      0.79%       0.78%      0.80%(4) 0.83%(4)
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                104%       104%         81%       134%     150%

1. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would have been:
         Net investment income                      $ .42
         Net realized and unrealized gain (loss)    $(.20)
         Net investment income ratio                 9.01%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                      Oppenheimer Strategic Bond Fund/VA                     29

                                              Period Ended
Service shares                                December 31, 2001(1)
==================================================================
Per Share Operating Data
Net asset value, beginning of period                         $4.64
------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                          .15(2)
Net realized and unrealized gain (loss)                       (.06)(2)
------------------------------------------------------------------
Total income (loss) from investment operations                 .09
------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            --
Distributions from net realized gain                            --
------------------------------------------------------------------
Total dividends and/or distributions to shareholders            --
------------------------------------------------------------------
Net asset value, end of period                               $4.73
                                                             =====
==================================================================
Total Return, at Net Asset Value(3)                           1.94%
==================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                        $4
------------------------------------------------------------------
Average net assets (in thousands)                               $2
------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                         8.17%(2)
Expenses                                                      0.92%
------------------------------------------------------------------
Portfolio turnover rate                                        104%

1. For the period from March 19, 2001 (inception of offering) to December 31, 2001.
2. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would have been:
      Net investment income            Change less than $0.005 per share
      Net realized and unrealized gain Change less than $0.005 per share
      Net investment income ratio                                  8.40%
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.

30                    Oppenheimer Strategic Bond Fund/VA

Notes to Financial Statements

===============================================================================
1. Significant Accounting Policies

Oppenheimer Strategic Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income principally derived from interest on debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
          The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
-------------------------------------------------------------------------------
Structured Notes. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2001, the market value of these securities comprised 1.6% of the Fund's net assets and resulted in unrealized gains in the current period of $181,484. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.
-------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of December 31, 2001, the Fund had entered into net outstanding when-issued commitments of $102,768,518.
          In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.
          Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

                      Oppenheimer Strategic Bond Fund/VA                     31

===============================================================================
1. Significant Accounting Policies (continued)

Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2001, securities with an aggregate market value of $3,057,702, representing 0.87% of the Fund's net assets, were in default.
-------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
          The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
-------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

-------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

-------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of December 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

                         Expiring
                         -------------------------------
                             2006            $ 1,014,382
                             2007              5,399,072
                             2008                253,735
                             2009              9,904,928
                                             -----------
                            Total            $16,572,117
                                             ===========

As of December 31, 2001, the Fund had approximately $6,325,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2010. Additionally, the Fund had approximately $385,000 of post-October foreign currency losses which were deferred. If unutilized by the Fund in the following fiscal year, such losses will expire.

32                    Oppenheimer Strategic Bond Fund/VA

===============================================================================
1. Significant Accounting Policies  (continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
-------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income
(loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
          The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2001, amounts have been reclassified to reflect a decrease in paid-in capital of $1,424,384, an increase in undistributed net investment income of $19,658,848, and an increase in accumulated net realized loss on investments of $18,234,464. Net assets of the Fund were unaffected by the reclassifications.
-------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------
Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
-------------------------------------------------------------------------------
Other. The Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. The Fund elected to begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $626,077 decrease to cost of securities and a corresponding $626,077 decrease in net unrealized depreciation, based on securities held as of December 31, 2000. For the year ended December 31, 2001, interest income decreased by $765,376, net realized loss on investments increased by $658,179, and the change in net unrealized appreciation on investments increased by $1,423,555.
          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                      Oppenheimer Strategic Bond Fund/VA                     33

===============================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                               Year Ended December 31, 2001(1)         Year Ended December 31, 2000
                                               ---------------------------------       -----------------------------
                                               Shares            Amount                Shares             Amount
--------------------------------------------------------------------------------------------------------------------
Non-Service shares
Sold                                           21,317,660        $ 98,459,684         20,188,925        $ 95,290,874
Dividends and/or distributions reinvested       4,374,282          20,045,483          4,957,115          23,001,014
Redeemed                                      (14,476,879)        (66,553,403)       (16,965,820)        (80,420,504)
                                              -----------        ------------        -----------        ------------
Net increase (decrease)                        11,215,063        $ 51,951,764          8,180,220        $ 37,871,384
                                              ===========        ============        ===========        ============

Service shares
Sold                                                1,191        $      5,626                 --        $         --
Dividends and/or distributions reinvested              --                  --                 --                  --
Redeemed                                             (349)             (1,643)                --                  --
                                              -----------        ------------        -----------        ------------
Net increase (decrease)                               842        $      3,983                 --        $         --
                                              ===========        ============        ===========        ============

1. For the year ended December 31, 2001, for Non-Service shares and for the period from March 19, 2001 (inception of offering) to December 31, 2001, for Service shares.

================================================================================
3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2001, were $480,439,030 and $403,901,762, respectively.

As of December 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $475,031,331 was:

                     Gross unrealized appreciation              $ 12,214,128
                     Gross unrealized depreciation               (39,782,508)
                                                                ------------
                     Net unrealized appreciation
                      (depreciation)                            $(27,568,380)
                                                                ============
===============================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% on the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the year ended December 31, 2001, was an annualized rate of 0.74%.
-------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee. Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
          OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of funds offered in variable annuity separate accounts, effective January 1, 2001. This undertaking may be amended or withdrawn at any time.

34                    Oppenheimer Strategic Bond Fund/VA

-------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates (continued)

Distribution and Service Plan for Service Shares. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Although the plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board of Trustees may increase that rate to no more than 0.25% per annum, without notification in advance. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.
===============================================================================
5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
          The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
          The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of December 31, 2001, the Fund had outstanding foreign currency contracts as follows:

                                      Expiration        Contract           Valuation as of       Unrealized      Unrealized
Contract Description                  Dates             Amount (000s)      December 31, 2001     Appreciation    Depreciation
-----------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
British Pound Sterling (GBP)                  1/22/02     365  GBP        $  530,490              $14,380            $     --
                                                                                                  -------            --------
Contracts to Sell
-----------------
British Pound Sterling (GBP)                   1/7/02   1,735  GBP         2,524,013                   --              74,714
Canadian Dollar (CAD)                         2/21/02     935  CAD           585,533                7,309                  --
Deutsche Bank AG, Philippines
Peso Linked Nts., Swap (EUR)                  12/7/06     417  USD              (985)                  --                 985
Euro (EUR)                            1/14/02-1/15/02   8,075  EUR         7,185,656                   --              83,755
                                                                                                  -------            --------
                                                                                                    7,309             159,454
                                                                                                  -------            --------
Total Unrealized Appreciation and Depreciation                                                    $21,689            $159,454
                                                                                                  =======            ========

                      Oppenheimer Strategic Bond Fund/VA                     35

===============================================================================
6. Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
          The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
          Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
           Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
          Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2001, the Fund had outstanding futures contracts as follows:

                                                                            Unrealized
                                Expiration  Number of  Valuation as of     Appreciation
Contract Description            Dates       Contracts  December 31, 2001   (Depreciation)
----------------------------------------------------------------------------------------
Contracts to Purchase
---------------------
Euro-Bundesobligation             3/7/02    14         $1,331,201              $ (14,327)
U.S. Long Bond                   3/19/02    69          7,005,656               (126,680)
U.S. Treasury Nts., 5 yr.        3/19/02    28          2,963,188                (19,313)
U.S. Treasury Nts., 10 yr.       3/19/02    55          5,782,734                (80,859)
                                                                               ---------
                                                                                (241,179)
                                                                               ---------
Contracts to Sell
-----------------
United Kingdom Long Gilt         3/26/02     8          1,313,586                 18,339
                                                                               ---------
                                                                               $(222,840)
                                                                               =========

==========================================================================================

7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
          The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
          Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

36                    Oppenheimer Strategic Bond Fund/VA

===============================================================================
7. Option Activity (continued)

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
          The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended December 31, 2001, was as follows:

                                 Call Options                          Put Options
                                 -------------------------------       ---------------------------------
                                 Principal (000s)/     Amount of       Principal (000s)/      Amount of
                                 Number of Contracts   Premiums        Number of Contracts    Premiums
--------------------------------------------------------------------------------------------------------
Options outstanding as of
December 31, 2000                                275   $   8,524               872             $  41,018
Options written                            1,946,894     687,691       308,061,930               123,167
Options closed or expired                    (54,265)   (312,665)     (308,062,802)             (164,185)
Options exercised                         (1,878,795)    (53,643)               --                    --
                                          ----------   ---------      ------------             ---------

Options outstanding as of
December 31, 2001                             14,109   $ 329,907                --             $      --
                                          ==========   =========      ============             =========

================================================================================
8. Illiquid or Restricted Securities

As of December 31, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 2001, was $22,212,631, which represents 6.32% of the Fund's net assets, of which $231,748 is considered restricted. Information concerning restricted securities is as follows:

                                                                                    Unrealized
                                        Acquisition             Valuation as of     Appreciation
Security                                Dates          Cost     December 31, 2001  (Depreciation)
------------------------------------------------------------------------------------------------
Stocks and/or Warrants
----------------------
Aurora Foods, Inc.                     9/18/00       $     --    $ 13,415          $ 13,415
Chesapeake Energy Corp.                6/27/00        149,723     126,212           (23,511)
Geotek Communications, Inc.             4/6/00             --          --                --
Geotek Communications, Inc., Series B
(Escrowed)                              1/4/01            840          --              (840)
Real Time Data Co. Wts., Exp. 5/31/04  6/30/99            364         364                --
Currency
--------
Russian Ruble                           8/8/01-
                                      12/19/01         94,452      91,757            (2,695)

                      Oppenheimer Strategic Bond Fund/VA                     37

Independent Auditors' Report

===============================================================================
The Board of Trustees and Shareholders of Oppenheimer Strategic Bond Fund/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Strategic Bond Fund/VA (which is a series of Oppenheimer Variable Account Funds), including the statement of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
          We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Strategic Bond Fund/VA as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2002

38                    Oppenheimer Strategic Bond Fund/VA

Federal Income Tax Information  (Unaudited)

===============================================================================
In early 2002 shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U. S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
          Distributions of $0.2907 per share were paid to Non-Service shareholders, on March 16, 2001, all of which was designated as ordinary income for federal income tax purposes.
          Dividends paid by the Fund during the fiscal year ended December 31, 2001, which are not designated as capital gain distributions should be multiplied by 1.49% to arrive at the amount eligible for the corporate dividend-received deduction.
          The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                      Oppenheimer Strategic Bond Fund/VA                     39

Officers and Trustees

=================================================================================================================================
Officers and Trustees                   James C. Swain, Trustee, CEO and Chairman of the Board
                                        John V. Murphy, President and Trustee
                                        William L. Armstrong, Trustee
                                        Robert G. Avis, Trustee
                                        George C. Bowen, Trustee
                                        Edward L. Cameron, Trustee
                                        Jon S. Fossel, Trustee
                                        Sam Freedman, Trustee
                                        C. Howard Kast, Trustee
                                        Robert M. Kirchner, Trustee
                                        F. William Marshall, Jr., Trustee
                                        David P. Negri, Vice President
                                        Arthur P. Steinmetz, Vice President
                                        Robert G. Zack, Vice President and Secretary
                                        Brian W. Wixted, Treasurer
                                        Robert J. Bishop, Assistant Treasurer
                                        Scott T. Farrar, Assistant Treasurer
                                        Katherine P. Feld, Assistant Secretary
                                        Kathleen T. Ives, Assistant Secretary
                                        Denis R. Molleur, Assistant Secretary

=================================================================================================================================
Name, Address, (1) Age, Position(s)
Held with Fund and Length of Time
Served(2)                               Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
James C. Swain, Chairman,               Formerly Vice Chairman of OppenheimerFunds, Inc. (the "Manager") (September
Chief Executive Officer and Trustee     1988-January 2, 2002); President and a director of Centennial Asset Management
(since 1985). Age:68                    Corporation, a wholly owned subsidiary of the Manager and Chairman of the Board of
                                        Shareholder Services, Inc., a transfer agent subsidiary of the Manager.
---------------------------------------------------------------------------------------------------------------------------------
John V. Murphy, (3)                     Chairman, Chief Executive Officer and Director (since June 30, 2001) and President (since
President and Trustee                   September 2000) of the Manager; President and a trustee of other Oppenheimer funds;
(since 2001). Age:52                    President and a director (since July 2001) of Oppenheimer Acquisition Corp., the
                                        Manager's parent holding company, and of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; Chairman and a director (since July 2001) of
                                        Shareholder Services, Inc. and of Shareholder Financial Services, Inc., transfer agent sub-
                                        sidiaries of the Manager; President and a director (since July 2001) of OppenheimerFunds
                                        Legacy Program, a charitable trust program established by the Manager; a director of the following investment advisory subsidiaries of the Manager:OAM Institutional, Inc. and
                                        Centennial Asset Management Corporation (since November 2001), HarbourView Asset
                                        Management Corporation and OFI Private Investments Inc. (since July 2002); President
                                        (since November 2001) and a director (since July 2001) of Oppenheimer Real Asset
                                        Management, Inc., an investment advisor subsidiary of the Manager; a director (since
                                        November 2001) of Trinity Investment Management Corp. and Tremont Advisers, Inc.,
                                        investment advisory affiliates of the Manager.
                                               Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                        Insurance Company, the Manager's parent company; a director (since June 1995) of DBL
                                        Acquisition Corporation; formerly Chief Operating Officer (September 2000-June 2001)
                                        of the Manager; President and Trustee (November 1999-November 2001) of MML Series
                                        Investment Fund and MassMutual Institutional Funds, open-end investment companies; a director (September 1999-August 2000) of C. M. Life Insurance Company; President, Chief
                                        Executive Officer and Director (September 1999-August 2000) of MML Bay State Life
                                        Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and
                                        Hibernia Savings Bank, wholly owned subsidiary of Emerald Isle Bancorp; Executive
                                        Vice President, Director and Chief Operating Officer (June 1995-January 1997) of
                                        David L. Babson & Co., Inc., an investment advisor; Chief Operating Officer (March
                                        1993-December 1996) of Concert Capital Management, Inc., an investment advisor.

40                    Oppenheimer Strategic Bond Fund/VA

Name, Address, (1) Age, Position(s)
Held with Fund and Length of Time
Served(2)                               Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
================================================================================================================================
William L. Armstrong, Trustee           Chairman of the following private mortgage banking companies:Cherry Creek Mortgage
(since 1999). Age:64                    Company (since 1991), Centennial State Mortgage Company (since 1994), The El Paso
                                        Mortgage Company (since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the following private companies:Great Frontier Insurance (insurance agency) (since
                                        1995) and Ambassador Media Corporation (since 1984); Director of the following public companies:Storage Technology Corporation (computer equipment company) (since
                                        1991), Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992),
                                        UNUMProvident (insurance company) (since 1991).
                                           Formerly Director of International Family Entertainment (television channel)
                                        (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc. (residential real estate brokerage)
                                        (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); formerly
                                        U.S. Senator (January 1979-January 1991).
---------------------------------------------------------------------------------------------------------------------------------
Robert G. Avis, Trustee                 Formerly (until February 2001) Director and President of A. G. Edwards Capital, Inc.
(since 1993). Age:70                    (General Partner of private equity funds), formerly (until March 2000) Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc.; formerly (until March 1999) Vice
                                        Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards & Sons,
                                        Inc. (its brokerage company subsidiary);(until March 1999) Chairman of A. G. Edwards
                                        Trust Company and A. G. E. Asset Management (investment advisor);(until March 2000), a director of A. G. Edwards & Sons and A.G. Edwards Trust Company.
---------------------------------------------------------------------------------------------------------------------------------
George C. Bowen,                        Formerly (until April 1999) Mr. Bowen held the following positions:Senior Vice President
Trustee (since 1998)                    (from September 1987) and Treasurer (from March 1985) of the Manager; Vice President
Age:65                                  (from June 1983) and Treasurer (since March 1985) of OppenheimerFunds, Distributor,
                                        Inc., a subsidiary of the Manager and the Fund's Distributor; Senior Vice President (since
                                        February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since
                                        December 1991) of Centennial Asset Management Corporation; Vice President (since
                                        October 1989) and Treasurer (since April 1986) of HarbourView Asset Management
                                        Corporation; President, Treasurer and a director of Centennial Capital Corporation (since
                                        June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April
                                        1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of Shareholder
                                        Financial Services, Inc. (since November 1989); Assistant Treasurer of Oppenheimer
                                        Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc.
                                        (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset
                                        Management, Inc. (since July 1996); Treasurer of OppenheimerFunds International Ltd.
                                        and Oppenheimer Millennium Funds plc (since October 1997).
---------------------------------------------------------------------------------------------------------------------------------
Edward L. Cameron,                      Formerly (1974-1999) a partner with PricewaterhouseCoopers LLP (an accounting
Trustee (since 1999)                    firm) and Chairman, Price Waterhouse LLP Global Investment Management Industry
Age:63                                  Services Group (1994-1998).
---------------------------------------------------------------------------------------------------------------------------------
Jon S. Fossel, Trustee (since 1990)     Formerly (until October 1996) Chairman and a director of the Manager; President and a
Age:59                                  director of Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder
                                        Financial Services, Inc.
---------------------------------------------------------------------------------------------------------------------------------
Sam Freedman, Trustee (since 1996)      Formerly (until October 1994) Chairman and Chief Executive Officer of OppenheimerFunds
Age:61                                  Services; Chairman, Chief Executive Officer and a director of Shareholder Services, Inc.;
                                        Chairman, Chief Executive Officer and director of Shareholder Financial Services, Inc.;
                                        Vice President and director of Oppenheimer Acquisition Corp. and a director of
                                        OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
C. Howard Kast, Trustee (since 1988)    Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).
Age:80
---------------------------------------------------------------------------------------------------------------------------------
Robert M. Kirchner, Trustee             President of The Kirchner Company (management consultants).
(since 1985). Age:80

                      Oppenheimer Strategic Bond Fund/VA                     41

Name, Address, (1) Age, Position(s) Held      Principal Occupation(s) During Past Five Years and Other Directorships Held
with Fund and Length of Time Served(2)        by Trustee
----------------------------------------------------------------------------------------------------------------------------------
F. William Marshall, Jr., Trustee             Formerly (until 1999) Chairman of SIS & Family Bank, F.S.B.
(since 2000). Age:59                          (formerly SIS Bank); President, Chief Executive Officer and Director of SIS
                                              Bankcorp., Inc. and SIS Bank (formerly Springfield Institution for Savings)
                                              (1993-1999); Executive Vice President (until 1999) Peoples Heritage Financial
                                              Group, Inc.; Chairman and Chief Executive Office of Bank Ireland First Holdings,
                                              Inc. and First New Hampshire Banks (1990-1993); Trustee (since 1996) of
                                              MassMutual Institutional Funds and of MML Series Investment Fund (open-end investment companies).
----------------------------------------------------------------------------------------------------------------------------------
Charles Albers, Vice President and Portfolio  Senior Vice President (since April 1998) of the Manager; a Certified Financial
Manager of Oppenheimer Main Street(R)         Analyst; an officer and portfolio manager of other Oppenheimer funds; formerly
Small Cap Fund/VA and Main Street(R)          a vice presidentand portfolio manager for Guardian Investor Services, the
Growth & Income Fund/VA                       investment management subsidiary of The Guardian Life Insurance Company
(since 1999). Age:61                          (1972-April 1998).

----------------------------------------------------------------------------------------------------------------------------------
Bruce L. Bartlett, Vice President and         Senior Vice President (since January 1999) of the Manager; an officer and portfolio
Portfolio Manager of Oppenheimer              manager of other Oppenheimer funds;, prior to joining the Manager in April 1995,
Aggressive Growth Fund/VA                     he was a vice president and senior portfolio manager at First of America
(since 1998). Age:51                          Investment Corp. (September 1986-April 1995).
----------------------------------------------------------------------------------------------------------------------------------
George Evans, Vice President and              Vice President of the Manager (since October 1993) and of HarbourView Asset
Portfolio Manager of Oppenheimer              Management Corporation (since July 1994); an officer and portfolio manager of other
Multiple Strategies Fund/VA                   Oppenheimer funds.
(since 2001). Age:42
----------------------------------------------------------------------------------------------------------------------------------
John S. Kowalik, Vice President and           Senior Vice President of the Manager (since July 1998) and of HarbourView Asset
Portfolio Manager of Oppenheimer              Management Corporation (since April 2000); an officer and portfolio manager of other
Bond Fund/VA                                  Oppenheimer funds; formerly Managing Director and Senior Portfolio Manager at
(since 1998). Age:44                          Prudential Global Advisors (June 1989-June 1998).
----------------------------------------------------------------------------------------------------------------------------------
Michael Levine, Vice President and            Vice President (since June 1998) of the Manager; an officer and portfolio manager of
Portfolio Manager of Oppenheimer              other Oppenheimer funds; formerly Assistant Vice President and Portfolio Manager of
Multiple Strategies Fund/VA                   the Manager (April 1996-June 1998); prior to joining the Manager in June 1994, he
(since 1998). Age:36                          was a portfolio manager and research associate for Amas Securities, Inc. (February
                                              1990-February 1994).
----------------------------------------------------------------------------------------------------------------------------------
Nikolaos Monoyios, Vice President and         Vice President of the Manager (since April 1998); an officer and portfolio manager
Portfolio Manager of Oppenheimer              of other Oppenheimer funds; a Certified Financial Analyst; formerly a Vice President
Main Street(R) Growth & Income Fund/VA        and portfolio manager for Guardian Investor Services, the investment management
(since 1999). Age:52                          subsidiary of The Guardian Life Insurance Company (1979-March 1998).
----------------------------------------------------------------------------------------------------------------------------------
David P. Negri, Vice President and Portfolio  Senior Vice President of the Manager (since May 1998) and of HarbourView Asset
Manager of Oppenheimer Bond Fund/VA,          Management Corporation (since April 1999); an officer and portfolio manager of other
High Income Fund/VA, Multiple Strategies      Oppenheimer funds; formerly Vice President of the Manager (July 1988-May 1998).
Fund/VA and Strategic Bond Fund/VA
(since 1990). Age:47
----------------------------------------------------------------------------------------------------------------------------------
Jane Putnam, Vice President and               Vice President of the Manager (since October 1995); an officer and portfolio
Portfolio Manager of Oppenheimer              manager of another Oppenheimer fund; before joining the Manager in May 1994,
Capital Appreciation Fund/VA                  she was a portfolio manager and equity research analyst for Chemical Bank
(since 1994). Age:40                          (June 1989-May 1994).

----------------------------------------------------------------------------------------------------------------------------------
Thomas P. Reedy, Vice President and           Vice President of the Manager (since June 1993) and of HarbourView Asset
Portfolio Manager of Oppenheimer              Management Corporation (since April 1999); an officer and portfolio manager of other
High Income Fund/VA                           Oppenheimer funds.
(since 1998). Age:39
----------------------------------------------------------------------------------------------------------------------------------
Richard H. Rubinstein, Vice President and     Senior Vice President (since October 1995) of the Manager; an officer and portfolio
Portfolio Manager of Oppenheimer Multiple     manager of another Oppenheimer fund; formerly a vice president of the Manager
Strategies Fund/VA (since 1991). Age:53       (June 1990-October 1995).

42                    Oppenheimer Strategic Bond Fund/VA

Name, Address, (1) Age, Position(s) Held     Principal Occupation(s) During Past Five Years and Other Directorships Held
with Fund and Length of Time Served(2)       by Trustee
--------------------------------------------------------------------------------------------------------------------------------
Arthur P. Steinmetz, Vice President and      Senior Vice President of the Manager (since March 1993) and of HarbourView Asset
Portfolio Manager of Oppenheimer Strategic   Management Corporation (since March 2000); an officer and portfolio manager of other
Bond Fund/VA (since 1993). Age:43            Oppenheimer funds.
--------------------------------------------------------------------------------------------------------------------------------
Susan Switzer, Vice President and Portfolio  Vice President of the Manager (since December 2000); Assistant Vice President of the
Manager of Oppenheimer Multiple              Manager (December 1997-December 2000). Prior to joining the Manager, she was a
Strategies Fund/VA (since 2001). Age:35      portfolio manager at Neuberger Berman (November 1994-November 1997).
--------------------------------------------------------------------------------------------------------------------------------
James F. Turner, II, Vice President and      Vice President and Portfolio Manager of the Manager since March 26, 2001; Portfolio
Portfolio Manager of Oppenheimer             Manager for Technology Crossover Ventures (May 2000-March 2001); Assistant Vice
Aggressive Growth Fund/VA                    President and Associate Portfolio Manager of the Manager (August 1999-May 2000);
(since 2001). Age:34                         Securities Analyst for the Manager (October 1996-August 1999); and a securities analyst with First of America Investment Company (May 1994-October 1996).
--------------------------------------------------------------------------------------------------------------------------------
Barry Weiss, Vice President and Portfolio    Vice President of the Manager (since July 2001); an officer and portfolio manager
Manager of Oppenheimer Money Fund/VA         of other Oppenheimer funds; formerly Assistant Vice President and Senior Credit
(since 2001). Age:37                         Analyst of the Manager (February 2000-June 2001). Prior to joining the Manager in February 2000, he was Associate Director, Structured Finance, Fitch IBCA
                                             Inc. (April 1998-February 2000); News Director, Fitch Investors Service
                                             (September 1996-April 1998); and Senior Budget Analyst, City of New York,
                                             Office of Management & Budget (February 1990-September 1996).
--------------------------------------------------------------------------------------------------------------------------------
William L. Wilby, Vice President and         Senior Vice President of the Manager (since July 1994) and of HarbourView Asset
Portfolio Manager of Oppenheimer             Management Corporation (since May 1999); Senior Investment Officer, Director of
Global Securities Fund/VA (since 1995).      International Equities (since May 2000) of the Manager; an officer and portfolio
Age:57                                       manager of another Oppenheimer fund; formerly Vice President of the Manager
                                             (October 1991-July 1994) and of HarbourView Asset Management Corporation
                                             (June 1992-May 1999).
--------------------------------------------------------------------------------------------------------------------------------
Carol E. Wolf, Vice President and Portfolio  Senior Vice President of the Manager; an officer and portfolio manager of other
Manager of Oppenheimer Money Fund/VA         Oppenheimer funds; formerly Vice President of the Manager (June 1990-June 2000).
(since 1998). Age:50
--------------------------------------------------------------------------------------------------------------------------------
Mark Zavanelli, Vice President and           Assistant Vice President (since May 1998) of the Manager; a Chartered Financial
Portfolio Manager of Oppenheimer             Analyst; an officer and portfolio manager of other Oppenheimer funds. Prior to
Main Street Small Cap Fund/VA                joining the Manager in May 1998 he was President of Waterside Capital Management,
(since 2001). Age:31                         a registered investment advisor (August 1995-April 1998) and a financial research analyst for Elder Research (June 1997-April 1998).
--------------------------------------------------------------------------------------------------------------------------------
Robert G. Zack, Vice President and           Senior Vice President (since May 1985) and Acting General Counsel
Secretary (since 2001). Age:53               (since November 2001) of the Manager; Assistant Secretary of Shareholder Services,
                                             Inc. (since May 1985), Shareholder Financial Services, Inc. (since November 1989);
                                             OppenheimerFunds International Ltd. and Oppenheimer Millennium Fund plc
                                             (since October 1997); an officer of other Oppenheimer funds. Formerly Associate
                                             General Counsel (May 1981-November 2001).
--------------------------------------------------------------------------------------------------------------------------------
Brian W. Wixted,                             Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999). Age:42               (since March 1999) of HarbourView Asset Management Corporation, Shareholder
                                             Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial
                                             Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments,
                                             Inc. (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer
                                             Millennium Funds plc (since May 2000); Treasurer and Chief Financial Officer
                                             (since May 2000) of Oppenheimer Trust Company; Assistant Treasurer (since March 1999)
                                             of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds; formerly
                                             Principal and Chief Operating Officer, Bankers Trust Company--Mutual Fund Services
                                             Division (March 1995-March 1999); Vice President and Chief Financial Officer of
                                             CS First Boston Investment Management Corp. (September 1991-March 1995).
--------------------------------------------------------------------------------------------------------------------------------
Robert J. Bishop, Assistant Treasurer        Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of
(since 1996). Age:43                         other Oppenheimer funds; formerly an assistant vice president of the Manager/Mutual
                                             Fund Accounting (April 1994-May 1996) and a fund controller of the Manager.

                      Oppenheimer Strategic Bond Fund/VA                     43

Name, Address, (1) Age, Position(s)
Held with Fund and Length of Time
Served(2)                               Principal Occupation(s) During Past Five Years and Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------------------------------
Scott T. Farrar, Assistant Treasurer    Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant
(since 1996). Age:36                    Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other
                                        Oppenheimer funds; formerly an assistant vice president of the Manager/Mutual Fund
                                        Accounting (April 1994-May 1996), and a fund controller of the Manager.
-------------------------------------------------------------------------------------------------------------------------------
Katherine P. Feld, Assistant Secretary  Vice President and Senior Counsel of the Manager (since July 1999); Vice President of
(since 2001). Age:43                    OppenheimerFunds Distributor, Inc. (since June 1990); an officer of other Oppenheimer funds; formerly a vice president and associate counsel of the Manager (June 1990-
                                        July 1999).
-------------------------------------------------------------------------------------------------------------------------------
Kathleen T. Ives, Assistant Secretary   Vice President and Assistant Counsel of the Manager (since June 1998); an officer of other
(since 2001). Age:36                    Oppenheimer funds; formerly an assistant vice president and assistant counsel of the
                                        Manager (August 1994-August 1997).
-------------------------------------------------------------------------------------------------------------------------------
Denis R. Molleur, Assistant Secretary   Vice President and Senior Counsel of the Manager (since July 1999); an officer of other
(since 2001). Age:44                    Oppenheimer funds; formerly a vice president and associate counsel of the Manager
                                        (September 1991-July 1999).

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.
Each Trustee is a Trustee, Director or Managing General Partner of 41 otheret portfolios in the Oppenheimer Fund complex, except as follows: Messrs. Armstrong and Fossel (40 portfolios), Messrs. Bowen, Cameron and Marshall (36 portfolios), and Mr. Murphy (62 portfolios).
1. The address of each Trustee and Officer is 6803 S. Tucson Way, Englewood, CO 80112-3924, except as follows: the address for the following officers is 498 Seventh Avenue, New York, NY 10018: Messrs. Albers, Bartlett, Evans, Kowalik, Levine, Monoyios, Negri, Reedy, Rubinstein, Steinmetz, Turner, Wilby, Zavanelli, Molleur and Zack, and Mses. Switzer and Feld.
2. Each Trustee and Officer serves for an indefinite term, until his or her resignation, death or removal.
3. John V. Murphy is an "interested person" of the Fund (as defined in the Investment Company Act of 1940), by virtue of his positions as an officer and director of the Fund's Manager, and as a shareholder of its parent company.

44                    Oppenheimer Strategic Bond Fund/VA

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

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

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

Oppenheimer Strategic Bond Fund/VA
A Series of Oppenheimer Variable Account Funds

=================================================================================================================
Investment Advisor                              OppenheimerFunds, Inc.

=================================================================================================================
Distributor                                     OppenheimerFunds Distributor, Inc.

=================================================================================================================
Transfer Agent                                  OppenheimerFunds Services

=================================================================================================================
Custodian of Portfolio Securities               The Bank of New York

=================================================================================================================
Independent Auditors                            Deloitte & Touche LLP

=================================================================================================================
Legal Counsel                                   Myer, Swanson, Adams & Wolf, P C.

                                                For more complete information about Oppenheimer Strategic Bond
                                                Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc.
                                                at 1.800.981.2871.

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